CONVERTIBLE NOTES PAYABLE	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Debt Disclosure [Abstract]
CONVERTIBLE NOTES PAYABLE

NOTE 9 – CONVERTIBLE NOTES PAYABLE

Convertible Promissory Note – Scott Hoey

On September 10, 2020, the Company entered into a note purchase agreement with Scott Hoey, pursuant to which, on same date, the Company issued a convertible promissory note to Mr. Hoey the aggregate principal amount of $7,500 for a purchase price of $7,500 (“Hoey Note”).

The Hoey Note had a maturity date of September 10, 2022 and bore interest at 8% per year. No payments of the principal amount or interest are due prior to the maturity date other than as specifically set forth in the Hoey Note, and the Company may prepay all or any portion of the principal amount and any accrued and unpaid interest at any time without penalty. Mr. Hoey had the right, until the Indebtedness is paid in full, to convert all, but only all, of the then-outstanding Indebtedness into shares of Company common stock at a conversion price of 50% of the volume weighted average of the closing price (“VWAP”) during the 20-trading day period immediately prior to the option conversion date, subject to customary adjustments for stock splits, etc. occurring after the issuance date.

On December 8, 2020, the Company issued to Mr. Hoey 10,833 shares of Company common stock upon the conversion of the $7,500 convertible promissory note issued to Mr. Hoey at a conversion price of $0.69 per share.

Since the conversion price is based on 50% of the VWAP during the 20-trading day period immediately prior to the option conversion date, the Company has determined that the conversion feature is considered a derivative liability for the Company, which is detailed in Note 11.

The balance of the Hoey Note as of March 31, 2022 and December 31, 2021 was $0 and $0, respectively.

Convertible Promissory Note – Cary Niu

On September 18, 2020, the Company entered into a note purchase agreement with Cary Niu, pursuant to which, on same date, the Company issued a convertible promissory note to Ms. Niu the aggregate principal amount of $50,000 for a purchase price of $50,000 (“Niu Note”).

The Niu Note has a maturity date of September 18, 2022 and bears interest at 8% per year. No payments of the principal amount or interest are due prior to the maturity date other than as specifically set forth in the Niu Note, and the Company may prepay all or any portion of the principal amount and any accrued and unpaid interest at any time without penalty. Ms. Niu will have the right, until the Indebtedness is paid in full, to convert all, but only all, of the then-outstanding Indebtedness into shares of Company common stock at a conversion price of 30% of the volume weighted average of the closing price during the 20-trading day period immediately prior to the option conversion date, subject to customary adjustments for stock splits, etc. occurring after the issuance date.

Since the conversion price is based on 30% of the VWAP during the 20-trading day period immediately prior to the option conversion date, the Company has determined that the conversion feature is considered a derivative liability for the Company, which is detailed in Note 11.

The balance of the Niu Note as of March 31, 2022 and December 31, 2021 was $0 and $50,000, respectively.

Convertible Promissory Note – Jesus Galen

On October 6, 2020, the Company entered into a note purchase agreement with Jesus Galen, pursuant to which, on same date, the Company issued a convertible promissory note to Mr. Galen the aggregate principal amount of $30,000 for a purchase price of $30,000 (“Galen Note”).

The Galen Note has a maturity date of October 6, 2022 and bears interest at 8% per year. No payments of the principal amount or interest are due prior to the maturity date other than as specifically set forth in the Galen Note, and the Company may prepay all or any portion of the principal amount and any accrued and unpaid interest at any time without penalty. Mr. Galen will have the right, until the Indebtedness is paid in full, to convert all, but only all, of the then-outstanding Indebtedness into shares of Company common stock at a conversion price of 50% of the volume weighted average of the closing price during the 20-trading day period immediately prior to the option conversion date, subject to customary adjustments for stock splits, etc. occurring after the issuance date.

Since the conversion price is based on 50% of the VWAP during the 20-trading day period immediately prior to the option conversion date, the Company has determined that the conversion feature is considered a derivative liability for the Company, which is detailed in Note 11.

The balance of the Galen Note as of March 31, 2022 and December 31, 2021 was $0 and $30,000, respectively.

Convertible Promissory Note – Darren Huynh

On October 6, 2020, the Company entered into a note purchase agreement with Darren Huynh, pursuant to which, on same date, the Company issued a convertible promissory note to Mr. Huynh the aggregate principal amount of $50,000 for a purchase price of $50,000 (“Huynh Note”).

The Huynh Note has a maturity date of October 6, 2022, and bears interest at 8% per year. No payments of the principal amount or interest are due prior to the maturity date other than as specifically set forth in the Huynh Note, and the Company may prepay all or any portion of the principal amount and any accrued and unpaid interest at any time without penalty. Mr. Huynh will have the right, until the Indebtedness is paid in full, to convert all, but only all, of the then-outstanding Indebtedness into shares of Company common stock at a conversion price of 50% of the volume weighted average of the closing price during the 20-trading day period immediately prior to the option conversion date, subject to customary adjustments for stock splits, etc. occurring after the issuance date.

Since the conversion price is based on 50% of the VWAP during the 20-trading day period immediately prior to the option conversion date, the Company has determined that the conversion feature is considered a derivative liability for the Company, which is detailed in Note 11.

On December 20, 2021, the Company received conversion notice to issue to Mr. Huyng 375,601 shares of Company common stock upon the conversion of the $50,000 principal of his convertible promissory note and $4,789 accrued interest at a conversion price of $0.15 per share The shares have not been issued as of December 31, 2021 and subsequently issued in January 2022.

The balance of the Huynh Note as of March 31, 2022 and December 31 2021 was $0 and $0, respectively.

Convertible Promissory Note – Wayne Wong

On October 6, 2020, the Company entered into a note purchase agreement with Wayne Wong, pursuant to which, on same date, the Company issued a convertible promissory note to Mr. Wong the aggregate principal amount of $25,000 for a purchase price of $25,000 (“Wong Note”).

The Wong Note has a maturity date of October 6, 2022, and bears interest at 8% per year. No payments of the principal amount or interest are due prior to the maturity date other than as specifically set forth in the Wong Note, and the Company may prepay all or any portion of the principal amount and any accrued and unpaid interest at any time without penalty. Mr. Wong will have the right, until the Indebtedness is paid in full, to convert all, but only all, of the then-outstanding Indebtedness into shares of Company common stock at a conversion price of 50% of the volume weighted average of the closing price during the 20-trading day period immediately prior to the option conversion date, subject to customary adjustments for stock splits, etc. occurring after the issuance date.

Since the conversion price is based on 50% of the VWAP during the 20-trading day period immediately prior to the option conversion date, the Company has determined that the conversion feature is considered a derivative liability for the Company, which is detailed in Note 11.

On November 8, 2021, the Company issued to Mr. Wong 47,478 shares of Company common stock upon the conversion of the $25,000 principal of his convertible promissory note and $2,181 accrued interest at a conversion price of $0.57 per share.

The balance of the Wong Note as of March 31, 2022 and December 31, 2021 was $0 and $0, respectively.

Convertible Promissory Note – Matthew Singer

On January 3, 2021, the Company entered into a note purchase agreement with Matthew Singer, pursuant to which, on same date, the Company issued a convertible promissory note to Mr. Singer the aggregate principal amount of $13,000 for a purchase price of $13,000 (“Singer Note”).

The Singer Note had a maturity date of January 3, 2023, and bore interest at 8% per year. No payments of the principal amount or interest are due prior to the maturity date other than as specifically set forth in the Singer Note, and the Company may prepay all or any portion of the principal amount and any accrued and unpaid interest at any time without penalty. Mr. Singer had the right, until the Indebtedness is paid in full, to convert all, but only all, of the then-outstanding Indebtedness into shares of Company common stock at a conversion price of 70% of the volume weighted average of the closing price during the 20-trading day period immediately prior to the option conversion date, subject to customary adjustments for stock splits, etc. occurring after the issuance date.

Since the conversion price is based on 70% of the VWAP during the 20-trading day period immediately prior to the option conversion date, the Company has determined that the conversion feature is considered a derivative liability for the Company, which is detailed in Note 11.

On January 26, 2021, the Company issued to Matthew Singer 8,197 shares of Company common stock upon the conversion of the convertible promissory note issued to Mr. Singer in the principal amount of $13,000 on January 3, 2021 at a conversion price of $1.59 per share.

The balance of the Singer Note as of March 31, 2022 and December 31, 2021 was $0 and $0, respectively.

Convertible Promissory Note – ProActive Capital SPV I, LLC

On January 20, 2021, the Company entered into a securities purchase agreement (the “ProActive Capital SPA”) with ProActive Capital SPV I, LLC, a Delaware limited liability company (“ProActive Capital”), pursuant to which, on same date, the Company (i) issued a convertible promissory note to ProActive Capital the aggregate principal amount of $250,000 for a purchase price of $225,000, reflecting a $25,000 original issue discount (the “ProActive Capital Note”), and in connection therewith, sold to ProActive Capital 50,000 shares of Company Common Stock at a purchase price of $0.001 per share. In addition, at the closing of this sale, the Company reimbursed ProActive Capital the sum of $10,000 for ProActive Capital’s costs in completing the transaction, which amount ProActive Capital withheld from the total purchase price paid to the Company.

The ProActive Capital Note has a maturity date of January 20, 2022 and bears interest at 10% per year. No payments of the principal amount or interest are due prior to the maturity date other than as specifically set forth in the ProActive Capital Note, and the Company may prepay all or any portion of the principal amount and any accrued and unpaid interest at any time without penalty.

On February 4, 2022, the Company amended the convertible promissory note with ProActive Capital SPV I, LLC and extended the maturity date to September 30, 2022 and the principal amount is increased by $50,000 to a total of $300,000.

The ProActive Capital Note (and the principal amount and any accrued and unpaid interest) is convertible into shares of Company Common Stock at ProActive Capital’s election at any time following the time that the SEC qualifies the Company’s offering statement related to the Regulation A Offering, at a conversion price equal to 70% of the Regulation A Offering Price of the Company Common Stock in the Regulation A Offering, and is subject to a customary beneficial ownership limitation of 9.99%, which may be waived by ProActive Capital on 61 days’ notice to the Company. The conversion price is subject to customary adjustments for any stock splits, etc. which occur following the determination of the conversion price.

The $25,000 original issue discounts, the fair value of 50,000 shares issued, and the beneficial conversion features were recorded as debt discounts and amortized over the term of the note. Therefore, the total debt discounts at the inception date of this convertible promissory note were $217,024.

The balance of the ProActive Capital Note as of March 31, 2022 and December 31, 2021 was $300,000 and $250,000, respectively.

Convertible Promissory Note – GS Capital Partners #1

On January 25, 2021, the Company entered into a securities purchase agreement (the “GS Capital #1”) with GS Capital Partners, LLC (“GS Capital”), pursuant to which, on same date, the Company (i) issued a convertible promissory note to GS Capital the aggregate principal amount of $288,889 for a purchase price of $260,000, reflecting a $28,889 original issue discount (the “GS Capital Note”), and in connection therewith, sold to GS Capital 50,000 shares of Company Common Stock at a purchase price of $0.001 per share. In addition, at the closing of this sale, the Company reimbursed GS Capital the sum of $10,000 for GS Capital’s costs in completing the transaction, which amount GS Capital withheld from the total purchase price paid to the Company.

The GS Capital Note has a maturity date of January 25, 2022, and bears interest at 10% per year. No payments of the principal amount or interest are due prior to the maturity date other than as specifically set forth in the GS Capital Note, and the Company may prepay all or any portion of the principal amount and any accrued and unpaid interest at any time without penalty.

The GS Capital Note (and the principal amount and any accrued and unpaid interest) is convertible into shares of Company Common Stock at GS Capital’s election at any time following the time that the SEC qualifies the Company’s offering statement related to the Regulation A Offering, at a conversion price equal to 70% of the Regulation A Offering Price of the Company Common Stock in the Regulation A Offering, and is subject to a customary beneficial ownership limitation of 9.99%, which may be waived by GS Capital on 61 days’ notice to the Company. The conversion price is subject to customary adjustments for any stock splits, etc. which occur following the determination of the conversion price.

The $28,889 original issue discounts, the fair value of 50,000 shares issued, and the beneficial conversion features were recorded as debt discounts and amortized over the term of the note. Therefore, the total debt discounts at the inception date of this convertible promissory note were $288,889.

The entire principal balance and interest were converted into 107,301 common shares in the quarter ended June 30, 2021. The balance of the GS Capital #1 as of March 31, 2022 and December 31, 2021 was $0 and $0, respectively. The Company signed the restructuring agreement below to return the shares for the new GS note #1, as if the initial conversion had not occurred.

Convertible Promissory Note – New GS Note #1

On November 26, 2021, the Company entered into an Amendment and Restructuring Agreement (the “Restructuring Agreement”) with GS Capital Partners, LLC to replacement GS Capital #1 as disclosed above. GS Capital sold to the Company, and the Company redeemed from GS Capital, the 107,301 Converted Shares, and in exchange therefor, the Company issued to GS Capital a new convertible promissory note in the aggregate principal amount of $300,445 (the “New GS Note #1”).

The New GS Note #1 has a maturity date of May 31, 2022 and bears interest at 10% per year. No payments of the principal amount or interest are due prior to the Maturity Date, other than as specifically set forth in the Note, and there is no prepayment penalty.

The New GS Note #1 provides GS Capital with conversion rights to convert all or any part of the outstanding and unpaid principal amount of the New Note from time to time into fully paid and non-assessable shares of the Company’s common stock, at a conversion price of $1.00, subject to adjustment as provided in the New Note and subject to a 9.99% equity blocker.

The New GS Note #1 contains customary events of default, including, but not limited to, failure to pay principal or interest on the New Note when due. If an event of default occurs and continues uncured, GS Capital may declare all or any portion of the then outstanding principal amount of the New Note, together with all accrued and unpaid interest thereon, due and payable, and the New Note will thereupon become immediately due and payable.

The balance of the New GS Note #1 as of March 31, 2022 and December 31, 2021 was $300,445 and $300,445, respectively.

Convertible Promissory Note – GS Capital Partners #2

On February 19, 2021, the Company entered into another securities purchase agreement with GS Capital (the “GS Capital #2”), pursuant to which, on same date, the Company issued a convertible promissory note (the “GS Capital #2 Note”) to GS Capital the aggregate principal amount of $577,778 for a purchase price of $520,000, reflecting a $57,778 original issue discount, and in connection therewith, sold to GS Capital 100,000 shares of Company’s common stock, par value $0.001 per share at a purchase price of $100, representing a per share price of $0.001 per share. In addition, at the closing of this sale, the Company reimbursed GS Capital the sum of $10,000 for GS Capital’s costs in completing the transaction, which amount GS Capital withheld from the total purchase price paid to the Company.

The GS Capital #2 Note has a maturity date of February 19, 2022 and bears interest at 10% per year. No payments of the principal amount or interest are due prior to the maturity date other than as specifically set forth in the GS Capital #2 Note, and the Company may prepay all or any portion of the principal amount and any accrued and unpaid interest at any time without penalty.

The GS Capital #2 Note (and the principal amount and any accrued and unpaid interest) is convertible into shares of the Company Common Stock at GS Capital’s election at any time following the time that the Securities and Exchange Commission (“SEC”) qualifies the Company’s offering statement related to the Company’s planned offering of Company Common Stock pursuant to Regulation A under the Securities Act of 1933, as amended (the “Regulation A Offering”). At such time, the GS Capital #2 Note (and the principal amount and any accrued and unpaid interest) will be convertible at a conversion price equal to 70% of the initial offering price of the Company Common Stock in the Regulation A Offering, subject to a customary beneficial ownership limitation of 9.99%, which may be waived by GS Capital on 61 days’ notice to the Company. The conversion price is subject to customary adjustments for any stock splits, etc. which occur following the determination of the conversion price.

The $57,778 original issue discounts, the fair value of 100,000 shares issued, and the beneficial conversion features were recorded as debt discounts and amortized over the term of the note. Therefore, the total debt discounts at the inception date of this convertible promissory note were $577,778.

GS Capital converted $96,484 and $3,515 accrued interest in the quarter ended June 30, 2021. The balance of the GS Capital #2 Note as of September 30, 2021 and December 31, 2020 was $481,294 and $0, respectively. The shares have not been issued as of September 30, 2021.

On November 26, 2021, the Company entered into an Amendment and Restructuring Agreement (the “Restructuring Agreement”) with GS Capital Partners, LLC to cancel the conversion exercised in the quarter ended June 30, 2021 and extended the maturity date to August 19, 2022.

The balance of the GS Capital #2 Note as of March 31, 2022 and December 31, 2021 was $559,659 and $577,778, respectively.

Convertible Promissory Note – GS Capital Partners #3

On March 16, 2021, the Company entered into another securities purchase agreement with GS Capital (the “GS Capital #3”), pursuant to which, on same date, the Company issued a convertible promissory note (the “GS Capital #3 Note”) to GS Capital the aggregate principal amount of $577,778 for a purchase price of $520,000, reflecting a $57,778 original issue discount, and in connection therewith, sold to GS Capital 100,000 shares of Company’s common stock, par value $0.001 per share at a purchase price of $100, representing a per share price of $0.001 per share. In addition, at the closing of this sale, the Company reimbursed GS Capital the sum of $10,000 for GS Capital’s costs in completing the transaction, which amount GS Capital withheld from the total purchase price paid to the Company.

The GS Capital #3 Note has a maturity date of March 22, 2022 and bears interest at 10% per year. No payments of the principal amount or interest are due prior to the maturity date other than as specifically set forth in the GS Capital #3 Note, and the Company may prepay all or any portion of the principal amount and any accrued and unpaid interest at any time without penalty.

The GS Capital #3 Note (and the principal amount and any accrued and unpaid interest) is convertible into shares of the Company Common Stock at GS Capital’s election at any time following the time that the SEC qualifies the Company’s offering statement related to the Company’s planned Regulation A Offering. At such time, the GS Capital #3 Note (and the principal amount and any accrued and unpaid interest) will be convertible at a conversion price equal to 70% of the initial offering price of the Company Common Stock in the Regulation A Offering, subject to a customary beneficial ownership limitation of 9.99%, which may be waived by GS Capital on 61 days’ notice to the Company. The conversion price is subject to customary adjustments for any stock splits, etc. which occur following the determination of the conversion price.

The $57,778 original issue discounts, the fair value of 100,000 shares issued, and the beneficial conversion features were recorded as debt discounts and amortized over the term of the note. Therefore, the total debt discounts at the inception date of this convertible promissory note were $577,778.

On November 26, 2021, the Company entered into an Amendment and Restructuring Agreement (the “Restructuring Agreement”) with GS Capital Partners, LLC to extend the maturity to September 22, 2022.

The balance of the GS Capital #3 Note as of March 31, 2022 and December 31, 2021 was $577,778 and $577,778, respectively.

Convertible Promissory Note – GS Capital Partners #4

On April 1, 2021, the Company entered into another securities purchase agreement with GS Capital (the “GS Capital #4”), pursuant to which, on same date, the Company issued a convertible promissory note to GS Capital the aggregate principal amount of $550,000 for a purchase price of $500,000, reflecting a $50,000 original issue discount, and in connection therewith, sold to GS Capital 45,000 shares of Company’s common stock, par value $0.001 per share at a purchase price of $45, representing a per share price of $0.001 per share. In addition, at the closing of this sale, the Company reimbursed GS Capital the sum of $10,000 for GS Capital’s costs in completing the transaction, which amount GS Capital withheld from the total purchase price paid to the Company.

The GS Capital Note #4 has a maturity date of April 1, 2022 and bears interest at 10% per year. No payments of the principal amount or interest are due prior to the maturity date other than as specifically set forth in the GS Capital Note #4, and the Company may prepay all or any portion of the principal amount and any accrued and unpaid interest at any time without penalty.

The GS Capital Note #4 (and the principal amount and any accrued and unpaid interest) is convertible into shares of the Company Common Stock at GS Capital’s election at any time following the time that the SEC qualifies the Company’s offering statement related to the Company’s planned Regulation A Offering. At such time, the GS Capital Note #4 (and the principal amount and any accrued and unpaid interest) will be convertible at a conversion price equal to 70% of the initial offering price of the Company Common Stock in the Regulation A Offering, subject to a customary beneficial ownership limitation of 9.99%, which may be waived by GS Capital on 61 days’ notice to the Company. The conversion price is subject to customary adjustments for any stock splits, etc. which occur following the determination of the conversion price.

The $50,000 original issue discounts, the fair value of 45,000 shares issued, and the beneficial conversion features were recorded as debt discounts and amortized over the term of the note. Therefore, the total debt discount at the inception date of this convertible promissory note were recorded at $550,000.

On November 26, 2021, the Company entered into an Amendment and Restructuring Agreement (the “Restructuring Agreement”) with GS Capital Partners, LLC to extend the maturity to October 1, 2022.

The balance of the GS Capital Note #4 as of March 31, 2022 and December 31, 2021 were $550,000 and $550,000, respectively.

Convertible Promissory Note – GS Capital Partners #5

On April 29, 2021, Clubhouse Media Group, Inc. (the “Company”) entered into a securities purchase agreement (the “Securities Purchase Agreement”) with GS Capital, pursuant to which, on same date, the Company issued a convertible promissory note to GS Capital in the aggregate principal amount of $550,000 for a purchase price of $500,000, reflecting a $50,000 original issue discount (the “GS Capital Note #5”) and, in connection therewith, sold to GS Capital 125,000 shares of the Company’s common stock, par value $0.001 per share, at a purchase price of $125, representing a per share price of $0.001 per share. In addition, at the closing of this sale, the Company reimbursed GS Capital the sum of $5,000 for GS Capital’s costs in completing the transaction, which amount GS Capital withheld from the total purchase price paid to the Company.

The April 2021 GS Capital Note #5 has a maturity date of April 29, 2022 and bears interest at 10% per year. No payments of the principal amount or interest are due prior to the maturity date other than as specifically set forth in the GS Capital Note #5, and the Company may prepay all or any portion of the principal amount and any accrued and unpaid interest at any time without penalty.

The GS Capital Note #5 (and the principal amount and any accrued and unpaid interest) is convertible into shares of the Company’s Common Stock at GS Capital’s election at any time following the time that the SEC qualifies the Company’s offering statement related to the Company’s planned Regulation A Offering. At such time, the GS Capital Note #5 (and the principal amount and any accrued and unpaid interest) will be convertible at a conversion price equal to 70% of the initial offering price of the Company Common Stock in the Regulation A Offering, subject to a customary beneficial ownership limitation of 9.99%, which may be waived by GS Capital on 61 days’ notice to the Company. The conversion price is subject to customary adjustments for any stock splits, etc. which occur following the determination of the conversion price.

The $50,000 original issue discounts, the fair value of 125,000 shares issued, and the beneficial conversion features were recorded as debt discounts and amortized over the term of the note. Therefore, the total debt discount at the inception date of this convertible promissory note were recorded at $550,000.

On November 26, 2021, the Company entered into an Amendment and Restructuring Agreement (the “Restructuring Agreement”) with GS Capital Partners, LLC to extend the maturity to October 29, 2022.

The balance of the GS Capital Note #5 as March 31, 2022 and December 31, 2021 was $550,000 and $550,000, respectively.

Convertible Promissory Note – GS Capital Partners #6

On June 3, 2021, Clubhouse Media Group, Inc. (the “Company”) entered into a securities purchase agreement (the “Securities Purchase Agreement”) with GS Capital, pursuant to which, on same date, the Company issued a convertible promissory note to GS Capital in the aggregate principal amount of $550,000 for a purchase price of $500,000, reflecting a $50,000 original issue discount (the “GS Capital Note #6”) and, in connection therewith, sold to GS Capital 85,000 shares of the Company’s Common Stock at a purchase price of $85, representing a per share price of $0.001 per share. In addition, at the closing of this sale, the Company reimbursed GS Capital the sum of $5,000 for GS Capital’s costs in completing the transaction, which amount GS Capital withheld from the total purchase price paid to the Company.

The GS Capital Note #6 has a maturity date of June 3, 2022 and bears interest at 10% per year. No payments of the principal amount or interest are due prior to the maturity date other than as specifically set forth in the GS Capital Note #6, and the Company may prepay all or any portion of the principal amount and any accrued and unpaid interest at any time without penalty.

The GS Capital Note #6 (and the principal amount and any accrued and unpaid interest) is convertible into shares of the Company’s Common Stock at GS Capital’s election at any time following the time that the SEC qualifies the Company’s offering statement related to the Company’s planned Regulation A Offering. At such time, the GS Capital Note #6 (and the principal amount and any accrued and unpaid interest) will be convertible at a conversion price equal to 70% of the initial offering price of the Company Common Stock in the Regulation A Offering, subject to a customary beneficial ownership limitation of 9.99%, which may be waived by GS Capital on 61 days’ notice to the Company. The conversion price is subject to customary adjustments for any stock splits, etc. which occur following the determination of the conversion price.

The $50,000 original issue discounts, the fair value of 85,000 shares issued, and the beneficial conversion features were recorded as debt discounts and amortized over the term of the note. Therefore, the total debt discount at the inception date of this convertible promissory note were recorded at $550,000.

On November 26, 2021, the Company entered into an Amendment and Restructuring Agreement (the “Restructuring Agreement”) with GS Capital Partners, LLC to extend the maturity to December 3, 2022.

The balance of the GS Capital Note #6 as of March 31, 2022 and December 31, 2021 was $550,000 and $550,000, respectively.

Convertible Promissory Note – Tiger Trout Capital Puerto Rico

On January 29, 2021, the Company entered into a securities purchase agreement (the “Tiger Trout SPA”) with Tiger Trout Capital Puerto Rico, LLC, a Puerto Rico limited liability company (“Tiger Trout”), pursuant to which, on same, date, the Company (i) issued a convertible promissory note in the aggregate principal amount of $1,540,000 for a purchase price of $1,100,000, reflecting a $440,000 original issue discount (the “Tiger Trout Note”), and (ii) sold to Tiger Trout 220,000 shares Company common stock for a purchase price of $220.00.

The Tiger Trout Note has a maturity date of January 29, 2022, and bears interest at 10% per year. No payments of the principal amount or interest are due prior to the maturity date other than as specifically set forth in the Tiger Trout Note, and the Company may prepay all or any portion of the principal amount and any accrued and unpaid interest at any time without penalty, provided however, that if the Company does not pay the principal amount and any accrued and unpaid interest by July 2, 2021, an additional $50,000 is required to be paid to Tiger Trout at the time the Tiger Trout Note is repaid, if the Company repays the Tiger Trout Note prior to its maturity date.

If the principal amount and any accrued and unpaid interest under the Tiger Trout Note has not been repaid on or before the maturity date, that will be an event of default under the Tiger Trout Note. If an event of default has occurred and is continuing, Tiger Trout may declare all or any portion of the then-outstanding principal amount and any accrued and unpaid interest under the Tiger Trout Note (the “Indebtedness”) due and payable, and the Indebtedness will become immediately due and payable in cash by the Company. Further, Tiger Trout will have the right, until the Indebtedness is paid in full, to convert all, but only all, of the then-outstanding Indebtedness into shares of Company common stock at a conversion price of $0.50 per share, subject to customary adjustments for stock splits, etc. occurring after the issuance date. The Tiger Trout Note contains a customary beneficial ownership limitation of 9.99%, which may be waived by Tiger Trout on 61 days’ notice to the Company.

The $440,000 original issue discounts, the fair value of 220,000 shares issued, and the beneficial conversion features were recorded as debt discounts and amortized over the term of the note. Therefore, the total debt discounts at the inception date of this convertible promissory note were $1,540,000.

On January 25, 2022, the Company entered into an Amendment and Restructuring Agreement (the “Tiger Restructuring Agreement”) with Tiger Trout to extend the maturity to August 24, 2022 and increased the principal amount of the convertible note by $388,378 so the total principal became $1,928,378.

The balance of the Tiger Trout Note as of March 31, 2022 and December 31, 2021 was $1,928,378 and $1,590,000, respectively.

Convertible Promissory Note – Eagle Equities LLC

On April 13, 2021, the Company entered into a securities purchase agreement (the “Eagle SPA”) with Eagle Equities LLC (“Eagle Equities”), pursuant to which, on same date, the Company issued a convertible promissory note to Eagle Equities in the aggregate principal amount of $1,100,000 for a purchase price of $1,000,000, reflecting a $100,000 original issue discount (the “Eagle Equities Note”), and, in connection therewith, sold to Eagle Equities 165,000 shares of Company Common Stock at a purchase price of $165.00, representing a per share price of $0.001 per share. In addition, at the closing of this sale, the Company reimbursed Eagle Equities the sum of $10,000 for Eagle Equities’ costs in completing the transaction, which amount Eagle Equities withheld from the total purchase price paid to the Company.

The Eagle Equities Note has a maturity date of April 13, 2022 and bears interest at 10% per year. No payments of the principal amount or interest are due prior to the maturity date other than upon the circumstances set forth in the Eagle Equities Note – specifically, if (i) the SEC qualifies the Company’s offering statement related to the Company’s planned offering of Company Common Stock pursuant to Regulation A under the Securities Act of 1933, as amended; and (ii) the Company receives $3,500,000 in net proceeds from such Regulation A Offering, then Company must repay the principal amount and any accrued and unpaid interest on the Eagle Equities Note within three (3) business days from the date of such occurrence. The Company may prepay all or any portion of the principal amount and any accrued and unpaid interest at any time without penalty.

The Eagle Equities Note (and the principal amount and any accrued and unpaid interest) is convertible into shares of the Company Common Stock at Eagle Equities’ election at any time following the time that the SEC qualifies the Company’s offering statement related to the Company’s planned offering of Company Common Stock pursuant to Regulation A under the Securities Act of 1933, as amended. At such time, the Eagle Equities Note (and the principal amount and any accrued and unpaid interest) will be convertible in restricted shares of Company Common Stock at a conversion price equal to 70% of the initial offering price of the Company Common Stock in the Regulation A Offering, subject to a customary beneficial ownership limitation of 9.99%, which may be waived by Eagle Equities on 61 days’ notice to the Company. The conversion price is subject to customary adjustments for any stock splits, etc. which occur following the determination of the conversion price. Alternatively, if the SEC has not qualified the Company’s offering statement related to the Company’s planned offering of Company Common Stock pursuant to Regulation A under the Securities Act of 1933 by October 10, 2021, and Eagle Equities Note has not yet been fully repaid, then Eagle Equities will have the right to convert the Eagle Equities Note (and the principal amount and any accrued and unpaid interest) into restricted shares of Company Common Stock at a conversion price of $6.50 per share (subject to customary adjustments for any stock splits, etc. which occur following the April 13, 2021).

The $100,000 original issue discounts, the fair value of 165,000 shares issued, and the beneficial conversion features were recorded as debt discounts and amortized over the term of the note. Therefore, the total debt discount at the inception date of this convertible promissory note were recorded at $1,100,000.

The balance of the Eagle Equities Note as of March 31, 2022 and December 31, 2021 was $1,100,000 and $1,100,000, respectively. The Company is currently in default of the Eagle Equities Note.

Convertible Promissory Note – Labrys Fund, LP

On March 11, 2021, the Company entered into a securities purchase agreement (the “Labrys SPA”) with Labrys Fund, LP (“Labrys”), pursuant to which the Company issued a 10% promissory note (the “Labrys Note”) with a maturity date of March 11, 2022 (the “Labrys Maturity Date”), in the principal sum of $1,000,000. In addition, the Company issued 125,000 shares of its common stock to Labrys as a commitment fee pursuant to the Labrys SPA. Pursuant to the terms of the Labrys Note, the Company agreed to pay to $1,000,000 (the “Principal Sum”) to Labrys and to pay interest on the principal balance at the rate of 10% per annum. The Labrys Note carries an original issue discount (“OID”) of $100,000. Accordingly, on the Closing Date (as defined in the Labrys SPA), Labrys paid the purchase price of $900,000 in exchange for the Labrys Note. Labrys may convert the Labrys Note into the Company’s common stock (subject to the beneficial ownership limitations of 4.99% in the Labrys Note) at any time at a conversion price equal to $10.00 per share.

The Company may prepay the Labrys Note at any time prior to the date that an Event of Default (as defined in the Labrys Note) occurs at an amount equal to 100% of the Principal Sum then outstanding plus accrued and unpaid interest (no prepayment premium) plus $750.00 for administrative fees. The Labrys Note contains customary events of default relating to, among other things, payment defaults, breach of representations and warranties, and breach of provisions of the Labrys Note or Labrys SPA.

Upon the occurrence of any Event of Default, the Labrys Note shall become immediately due and payable and the Company shall pay to Labrys, in full satisfaction of its obligations hereunder, an amount equal to the Principal Sum then outstanding plus accrued interest multiplied by 125% (the “Default Amount”). Upon the occurrence of an Event of Default, additional interest will accrue from the date of the Event of Default at the rate equal to the lower of 16% per annum or the highest rate permitted by law.

The $100,000 original issue discounts, the fair value of 125,000 shares issued, and the beneficial conversion features were recorded as debt discounts and amortized over the term of the note. Therefore, the total debt discounts at the inception date of this convertible promissory note were $1,000,000.

On November 26, 2021, the Company entered into an Amendment and Restructuring Agreement (the “Labrys Restructuring Agreement”) with Labrys Fund LP to extend the maturity to November 11, 2022 and increased the principal amount of the convertible note by $116,800 so the total principal became $700,878.

For the year ended December 31, 2021, the Company paid $455,000 cash to reduce the balance of the convertible promissory note from Labrys Fund, LP. On March 30, 2022, Labrys Fund, LP converted $111,065 principal and $32,196 interest and $1,750 for fees totaling $145,011.60 into 5,800,000 common shares. The shares has not been issued as of March 31, 2022 and recorded as shares to be issued – liability as of March 31, 2022.

The balance of the Labrys Note as of March 31, 2022 and December 31, 2021 was $589,812 and $545,000, respectively.

Convertible Promissory Note – Chris Etherington

On August 27, 2021, the Company entered into a note purchase agreement (the “Chris Etherington Note Purchase Agreement”) with Chris Etherington, an individual (“Chris Etherington”), with an effective date of August 26, 2021, pursuant to which, on same date, the Company issued a convertible promissory note to Chris Etherington in the aggregate principal amount of $165,000 for a purchase price of $150,000, reflecting a $15,000 original issue discount (the “Chris Etherington Note”) and, in connection therewith, issued to Chris Etherington a Warrant to purchase 37,500 shares of the Company’s common stock, par value $0.001 per share (the “Company Common Stock”) at an exercise price of $2.00 per share, subject to adjustment (the “Chris Etherington Warrant”). In addition, in connection with the Chris Etherington Note Purchase Agreement, the Company entered into a Security Agreement on same date with Chris Etherington, pursuant to which the Company’s obligations under the Chris Etherington Note were secured by a first priority lien and security interest on all of the assets of the Company (the “Chris Etherington Security Agreement”). While each of the Chris Etherington Warrant, Security Agreement, Note, and Note Purchase Agreement have an effective date and/or effective issue date of August 26, 2021, each was entered into and/or issued on August 27, 2021.

The Chris Etherington Note has a maturity date of August 26, 2022 and bears interest at 10% per year. No payments of the principal amount or interest are due prior to the maturity date other than as specifically set forth in the GS Capital Note #6, and the Company may prepay all or any portion of the principal amount and any accrued and unpaid interest at any time without penalty.

The Chris Etherington Note (and the principal amount and any accrued and unpaid interest) is convertible into shares of Company Common Stock at any time following August 26, 2021 until the note is repaid. The conversion price per share of Common Stock shall initially mean the lesser of (i) $1.00 or (ii) 75% of the lowest daily volume weighted average price of the Common Stock during the twenty (20) Trading Days (as defined in the Chris Etherington Note) immediately preceding the date of the respective conversion. The conversion price is subject to customary adjustments for any stock splits, etc. which occur following the determination of the conversion price.

Since the conversion price is based on the lesser of (i) $1.00 or (ii) 75% of the VWAP during the 20-trading day period immediately prior to the option conversion date, the Company has determined that the conversion feature is considered a derivative liability for the Company, which is detailed in Note 11.

The $15,000 original issue discounts, the fair value of 37,500 warrants issued, and the conversion features were recorded as debt discounts and amortized over the term of the note. Therefore, the total debt discount at the inception date of this convertible promissory note were recorded at $165,000. For the excess amount of derivative liability, the Company recorded accretion expense of $160,538 at the inception date of this note.

The balance of the Chris Etherington Note as of March 31, 2022 and December 31, 2021 was $165,000 and $165,000, respectively.

Convertible Promissory Note – Rui Wu

On August 27, 2021, the Company entered into a note purchase agreement (the “Rui Wu Note Purchase Agreement”) with Rui Wu, an individual (“Rui Wu”), with an effective date of August 26, 2021, pursuant to which, on same date, the Company issued a convertible promissory note to Rui Wu in the aggregate principal amount of $550,000 for a purchase price of $500,000, reflecting a $50,000 original issue discount (the “Rui Wu Note”) and, in connection therewith, issued to Rui Wu a Warrant to purchase 125,000 shares of the Company’s common stock, par value $0.001 per share (the “Company Common Stock”) at an exercise price of $2.00 per share, subject to adjustment (the “Rui Wu Warrant”). In addition, in connection with the Rui Wu Note Purchase Agreement, the Company entered into a Security Agreement on same date with Rui Wu, pursuant to which the Company’s obligations under the Rui Wu Note were secured by a first priority lien and security interest on all of the assets of the Company (the “Rui Wu Security Agreement”). While each of the Rui Wu Warrant, Security Agreement, Note, and Note Purchase Agreement have an effective date and/or effective issue date of August 26, 2021, each was entered into and/or issued on August 27, 2021.

The Rui Wu Note has a maturity date of August 26, 2022 and bears interest at 10% per year. No payments of the principal amount or interest are due prior to the maturity date other than as specifically set forth in the Rui Wu Note, and the Company may prepay all or any portion of the principal amount and any accrued and unpaid interest at any time without penalty.

The Rui Wu Note (and the principal amount and any accrued and unpaid interest) is convertible into shares of Company Common Stock at any time following August 26, 2021 until the note is repaid. The conversion price per share of Common Stock shall initially mean the lesser of (i) $1.00 or (ii) 75% of the lowest daily volume weighted average price of the Common Stock during the twenty (20) Trading Days (as defined in the Rui Wu Note) immediately preceding the date of the respective conversion. The conversion price is subject to customary adjustments for any stock splits, etc. which occur following the determination of the conversion price.

If an event of default has occurred and is continuing, Rui Wu may declare all or any portion of the then-outstanding principal amount of the Rui Wu Note, together with all accrued and unpaid interest thereon, due and payable, and the Rui Wu Note shall thereupon become immediately due and payable in cash and Rui Wu will also have the right to pursue any other remedies that Rui Wu may have under applicable law. In the event that any amount due under the Rui Wu Note is not paid as and when due, such amounts shall accrue interest at the rate of 18% per year, simple interest, non-compounding, until paid.

Since the conversion price is based on the lesser of (i) $1.00 or (ii) 75% of the VWAP during the 20-trading day period immediately prior to the option conversion date, the Company has determined that the conversion feature is considered a derivative liability for the Company, which is detailed in Note 11.

The $50,000 original issue discounts, the fair value of 125,000 warrants issued, and the conversion features were recorded as debt discounts and amortized over the term of the note. Therefore, the total debt discount at the inception date of this convertible promissory note were recorded at $550,000. For the excess amount of derivative liability, the Company recorded accretion expense of $514,850 at the inception date of this note.

The balance of the Rui Wu Note as of March 31, 2022 and December 31, 2021 was $550,000 and $550,000, respectively.

Convertible Promissory Note – Sixth Street Lending #1

On November 18, 2021, the Company entered into a securities purchase agreement (the “Sixth Street #1 Securities Purchase Agreement”) with Sixth Street Lending LLC (“Sixth Street”), pursuant to which, on the same date, the Company issued a convertible promissory note to Sixth Street in the aggregate principal amount of $224,000 for a purchase price of $203,750, reflecting a $20,250 original issue discount (the “Sixth Street #1 Note”). At closing, the Company reimbursed Sixth Street the sum of $3,750 for Sixth Street’s costs in completing the transaction.

The Sixth Street #1 Note has a maturity date of November 18, 2022 and bears interest at 10% per year. No payments of the principal amount or interest are due prior to the Maturity Date, other than as specifically set forth in the Note. The Company may not prepay the Note prior to the Maturity Date, other than by way of a conversion initiated by Sixth Street.

The Sixth Street #1 Note provides Sixth Street with conversion rights to convert all or any part of the outstanding and unpaid principal amount of the Note from time to time into fully paid and non-assessable shares of the Company’s Common Stock, par value $0.001 (“Common Stock”). Conversion rights are exercisable at any time during the period beginning on May 17, 2022 (180 days from when the Note was issued) and ending on the later of (i) the Maturity Date and (ii) the date of payment of the amounts due upon an uncured event of default. Any principal that Sixth Street elects to convert will convert at the Conversion Price, which is a Common Stock per share price equal to the lesser of a Variable Conversion Price and $1.00. The Variable Conversion Price is 75% of the Market Price, which is the lowest dollar volume-weighted average sale price (“VWAP”) during the 20-trading day period ending on the trading day immediately preceding the conversion date. VWAP is based on trading prices on the principal market for Company Common Stock or, if none, OTC. Currently, the Common Stock trades OTC. In no event is Sixth Street entitle to convert any portion of the Sixth Street #1 Note upon which conversion Sixth Street and its affiliates would beneficially own more than 4.99% of the outstanding shares of Company Common Stock.

The Sixth Street #1 Note contains customary events of default, including, but not limited to: (1) failure to pay principal or interest on the Note when due; (2) failure to issue and transfer Common Stock upon exercise of Sixth Street of its conversion rights; (3) an uncured breach of any of the Company’s other material obligations contained in the Note; and (4) the Company’s breach of any representation or warranty in the Securities Purchase Agreement or other related agreements.

If an event of default occurs and continues uncured, the Sixth Street #1 Note becomes immediately due and payable. If an event of default occurs because the Company fails to issue shares of Common Stock to Sixth Street within three business days of receiving a notice of conversion from Sixth Street, the Company shall pay an amount equal to 200% of the Default Amount (defined below) in full satisfaction of the Company’s obligations under the Note. If an event of default occurs for any other reason that continues uncured (except in the case of appointment of a receiver, bankruptcy, liquidation, or a similar default), the Company shall pay an amount equal to 150% of the Default Amount (defined below) in full satisfaction of the Company’s obligations under the Sixth Street #1 Note.

The “Default Amount” is equal to the sum of (a) accrued and unpaid interest on the principal amount of the Note to the date of payment plus (b) default interest, which is calculated based on a rate of 22% per year (inclusive of the 10% interest per year that would be due absent an event of default), plus (c) certain other amounts that may be owed under the Note.

Since the conversion price is based on the lesser of (i) $1.00 or (ii) 75% of the VWAP during the 20-trading day period immediately prior to the option conversion date, the Company has determined that the conversion feature is considered a derivative liability for the Company, which is detailed in Note 11.

The $20,250 original issue discounts, the $3,750 reimbursement, and the conversion features were recorded as debt discounts and amortized over the term of the note. Therefore, the total debt discount at the inception date of this convertible promissory note were recorded at $173,894.

The balance of the Sixth Street #1 note as of March 31, 2022 and 2021 was $224,000 and $224,000, respectively.

Convertible Promissory Note – Sixth Street Lending #2

On December 9, 2021, the Company entered into a Securities Purchase Agreement, (the “Sixth Street #2 purchase agreement”) dated December 9, 2021, by and between the Company and Sixth Street Lending LLC (the “Buyer”). Pursuant to the terms of the SPA, the Company agreed to issue and sell, and the Buyer agreed to purchase (the “Purchase”), a convertible note in the aggregate principal amount of $93,500 (the “Sixth Street #2 Note”). The Sixth Street #2 Note has an original issue discount of $8,500, resulting in gross proceeds to the Company of $85,000.

The Sixth Street #2 Note bears interest at a rate of 10% per annum and matures on December 9, 2022. Any amount of principal or interest on the Note which is not paid when due will bear interest at a rate of 22% per annum. The Note may not be prepaid in whole or in part except as provided in the Note by way of conversion at the option of the Buyer.

The Buyer has the right from time to time, and at any time during the period beginning on the date that is 180 days following December 9, 2021 and ending on the later of (i) December 9, 2022, and (ii) the date of payment of the Default Amount (as defined in the Note), to convert all or any part of the outstanding and unpaid principal amount of the Note into common stock, subject to a 4.99% equity blocker.

The conversion price of the Sixth Street #2 Note equals the lesser of the Variable Conversion Price (as hereinafter defined) and $1.00. The “Variable Conversion Price” means 75% multiplied by the lowest VWAP (as defined in the Note) for the Company’s common stock during the 20 trading date period ending on the latest complete trading day prior to the conversion date.

Since the conversion price is based on the lesser of (i) $1.00 or (ii) 75% of the VWAP during the 20-trading day period immediately prior to the option conversion date, the Company has determined that the conversion feature is considered a derivative liability for the Company, which is detailed in Note 11.

The $8,500 original issue discounts, the $3,750 reimbursement, and the conversion features were recorded as debt discounts and amortized over the term of the note. Therefore, the total debt discount at the inception date of this convertible promissory note were recorded at $79,118.

The balance of the Sixth Street #2 note as of March 31, 2022 and December 31, 2021 was $93,500 and $93,500, respectively.

Convertible Promissory Note – Fast Capital

On January 10, 2022, the Company entered into a Securities Purchase Agreement, (the “Fast Capital purchase agreement”) dated January 10, 2022, by and between the Company and Fast Capital, LLC. Pursuant to the terms of the SPA, the Company agreed to issue and sell, and the Buyer agreed to purchase, a convertible note in the aggregate principal amount of $120,000 (the “Fast Capital Note”). The Fast Capital 2 Note has an original issue discount of $10,000, resulting in gross proceeds to the Company of $110,000.

The Fast Capital Note bears interest at a rate of 10% per annum and matures on January 10, 2023. Any amount of principal or interest on the Note which is not paid when due will bear interest at a rate of 18% per annum. The Note may not be prepaid in whole or in part except as provided in the Note by way of conversion at the option of the Buyer.

The Buyer has the right from time to time, and at any time during the period beginning on the date that is 180 days following January 10, 2022 and ending on the later of (i) January 10, 2023, and (ii) the date of payment of the Default Amount (as defined in the Note), to convert all or any part of the outstanding and unpaid principal amount of the Note into common stock, subject to a 4.99% equity blocker.

The conversion price of the Fast Capital Note equals 70% of the lowest trading price of common stock as reported in the national Quotation Bureau OTC market exchange during the 20 trading date period ending on the latest complete trading day prior to the conversion date.

Since the conversion price is based on 70% of the lowest trading price of common stock as reported in the national Quotation Bureau OTC market exchange during the 20 trading date period ending on the latest complete trading day prior to the conversion date, the Company has determined that the conversion feature is considered a derivative liability for the Company, which is detailed in Note 11.

The $10,000 original issue discounts, the $5,000 reimbursement, and the conversion features were recorded as debt discounts and amortized over the term of the note. Therefore, the total debt discount at the inception date of this convertible promissory note were recorded at $120,000.

The balance of the Fast Capital note as of March 31, 2022 and December 31, 2021 was $120,000 and $0, respectively.

Convertible Promissory Note – Sixth Street Lending #3

On January 12, 2022, the Company entered into a Securities Purchase Agreement, (the “Sixth Street #3 purchase agreement”) dated January 12, 2022, by and between the Company and Sixth Street Lending LLC. Pursuant to the terms of the SPA, the Company agreed to issue and sell, and the Buyer agreed to purchase, a convertible note in the aggregate principal amount of $70,125 (the “Sixth Street #3 Note”). The Sixth Street #3 Note has an original issue discount of $6,375, resulting in gross proceeds to the Company of $63,750.

The Sixth Street #3 Note bears interest at a rate of 10% per annum and matures on January 12, 2023. Any amount of principal or interest on the Note which is not paid when due will bear interest at a rate of 22% per annum. The Note may not be prepaid in whole or in part except as provided in the Note by way of conversion at the option of the Buyer.

The Buyer has the right from time to time, and at any time during the period beginning on the date that is 180 days following January 12, 2022 and ending on the later of (i) January 12, 2023, and (ii) the date of payment of the Default Amount (as defined in the Note), to convert all or any part of the outstanding and unpaid principal amount of the Note into common stock, subject to a 4.99% equity blocker.

The conversion price of the Sixth Street #3 Note equals the lesser of the Variable Conversion Price (as hereinafter defined) and $1.00. The “Variable Conversion Price” means 75% multiplied by the lowest VWAP (as defined in the Note) for the Company’s common stock during the 20 trading date period ending on the latest complete trading day prior to the conversion date.

Since the conversion price is based on the lesser of (i) $1.00 or (ii) 75% of the VWAP during the 20-trading day period immediately prior to the option conversion date, the Company has determined that the conversion feature is considered a derivative liability for the Company, which is detailed in Note 11.

The $6,375 original issue discounts and the conversion features were recorded as debt discounts and amortized over the term of the note. Therefore, the total debt discount at the inception date of this convertible promissory note were recorded at $50,749.

The balance of the Sixth Street #3 note as of March 31, 2022 and December 31, 2021 was $70,125 and $0, respectively.

Convertible Promissory Note – ONE44 Capital LLC

On February 16, 2022, the Company entered into a Securities Purchase Agreement, (the “ONE44 Capital purchase agreement”) dated February 16, 2022, by and between the Company and ONE44 Capital LLC. Pursuant to the terms of the SPA, the Company agreed to issue and sell, and the Buyer agreed to purchase, a convertible note in the aggregate principal amount of $175,500 (the “ONE44 Capital Note”). The ONE44 Capital Note has an original issue discount of $17,500, resulting in gross proceeds to the Company of $158,000.

The ONE44 Capital Note bears interest at a rate of 4% per annum and matures on February 16, 2023. Any amount of principal or interest on the Note which is not paid when due will bear interest at a rate of 4% per annum. The Note may not be prepaid in whole or in part except as provided in the Note by way of conversion at the option of the Buyer.

The Buyer has the right from time to time, and at any time during the period beginning on the date that is 180 days following February 16, 2022 and ending on the later of (i) February 16, 2023, and (ii) the date of payment of the Default Amount (as defined in the Note), to convert all or any part of the outstanding and unpaid principal amount of the Note into common stock, subject to a 4.99% equity blocker.

The conversion price of the ONE44 Capital Note equals the lesser of the Variable Conversion Price (as hereinafter defined) and $1.00. The “Variable Conversion Price” means 65% multiplied by the lowest VWAP (as defined in the Note) for the Company’s common stock during the 3 trading date period ending on the latest complete trading day prior to the conversion date.

Since the conversion price is based on 65% of the VWAP during the 3-trading day period immediately prior to the option conversion date, the Company has determined that the conversion feature is considered a derivative liability for the Company, which is detailed in Note 11.

The $17,500 original issue discounts, the $8,000 reimbursement and the conversion features were recorded as debt discounts and amortized over the term of the note. Therefore, the total debt discount at the inception date of this convertible promissory note were recorded at $148,306.

The balance of the ONE44 Capital note as of March 31, 2022 and December 31, 2021 was $175,500 and $0, respectively.

Convertible Promissory Note – Coventry Enterprise, LLC

On March 3, 2022, the Company entered into a Securities Purchase Agreement, (the “Coventry Enterprise purchase agreement”) dated March 3, 2022, by and between the Company and Coventry Enterprise, LLC. Pursuant to the terms of the SPA, the Company agreed to issue and sell, and the Buyer agreed to purchase, a convertible note in the aggregate principal amount of $150,000 (the “Coventry Enterprise Note”). The Coventry Note has an original issue discount of $30,000, resulting in gross proceeds to the Company of $120,000. Pursuant to the terms of the Coventry SPA, the Company also agreed to issue 150,000 shares of restricted common stock to Coventry as additional consideration for the purchase of the Coventry Note.

The Coventry Enterprise Note bears interest at a rate of 10% per annum and matures on March 3, 2023. Any amount of principal or interest on the Note which is not paid when due will bear interest at a rate of 18% per annum. The Note may not be prepaid in whole or in part except as provided in the Note by way of conversion at the option of the Buyer.

The Buyer has the right from time to time, and at any time during the period beginning on the date that is 180 days following March 3, 2022 and ending on the later of (i) March 3, 2023, and (ii) the date of payment of the Default Amount (as defined in the Note), to convert all or any part of the outstanding and unpaid principal amount of the Note into common stock, subject to a 4.99% equity blocker.

The conversion price of the Coventry Enterprise Note equals the lesser of the Variable Conversion Price (as hereinafter defined). The “Variable Conversion Price” means 90% multiplied by the lowest VWAP (as defined in the Note) for the Company’s common stock during the 10 trading date period ending on the latest complete trading day prior to the conversion date.

Since the conversion price is based on 90% of the VWAP during the 10-trading day period immediately prior to the option conversion date, the Company has determined that the conversion feature is considered a derivative liability for the Company, which is detailed in Note 11.

The $30,000 original issue discounts, 150,000 shares issued, and the conversion features were recorded as debt discounts and amortized over the term of the note. Therefore, the total debt discount at the inception date of this convertible promissory note were recorded at $150,000.

The balance of the Coventry Enterprise note as of March 31, 2022 and December 31, 2021 was $150,000 and $0, respectively.

Below is the summary of the principal balance and debt discounts as of March 31, 2022.

Convertible Promissory Note Holder	Start Date	End Date	Initial Note Principal Balance	Current Note Principal Balance	Debt Discounts As of Issuance	Amortization	Debt Discounts As of March 31, 2022
Scott Hoey	9/10/2020	9/10/2022	7,500	0	7,500	(7,500)	-
Cary Niu	9/18/2020	9/18/2022	50,000	0	50,000	(50,000)	-
Jesus Galen	10/6/2020	10/6/2022	30,000	0	30,000	(30,000)	-
Darren Huynh	10/6/2020	10/6/2022	50,000	0	50,000	(50,000)	-
Wayne Wong	10/6/2020	10/6/2022	25,000	0	25,000	(25,000)	-
Matt Singer	1/3/2021	1/3/2023	13,000	0	13,000	(13,000)	-
ProActive Capital	1/20/2021	1/20/2022	250,000	300,000	217,024	(217,024)	-
GS Capital #1	1/25/2021	1/25/2022	288,889	0	288,889	(288,889)	-
GS Capital #1 replacement	11/26/2021	5/31/2022	300,445	300,445	-	-	-
Tiger Trout SPA	1/29/2021	1/29/2022	1,540,000	1,928,378	1,540,000	(1,540,000)	-
GS Capital #2	2/16/2021	2/16/2022	577,778	559,659	577,778	(577,778)	-
Labrys Fund, LLP	3/11/2021	3/11/2022	1,000,000	589,812	1,000,000	(1,000,000)	-
GS Capital #3	3/16/2021	3/16/2022	577,778	577,778	577,778	(577,778)	-
GS Capital #4	4/1/2021	4/1/2022	550,000	550,000	550,000	(548,493)	1,507
Eagle Equities LLC	4/13/2021	4/13/2022	1,100,000	1,100,000	1,100,000	(1,060,822)	39,178
GS Capital #5	4/29/2021	4/29/2022	550,000	550,000	550,000	(506,302)	43,698
GS Capital #6	6/3/2021	6/3/2022	550,000	550,000	550,000	(453,562)	96,438
Chris Etherington	8/26/2021	8/26/2022	165,000	165,000	165,000	(98,096)	66,904
Rui Wu	8/26/2021	8/26/2022	550,000	550,000	550,000	(326,987)	223,013
Sixth Street Lending #1	11/28/2021	11/28/2022	224,000	224,000	173,894	(63,364)	110,530
Sixth Street Lending #2	12/9/2021	12/9/2022	93,500	93,500	79,118	(24,278)	54,840
Fast Capital LLC	1/10/2022	1/10/2023	120,000	120,000	120,000	(26,301)	93,699
Sixth Street Lending #3	1/12/2022	1/12/2023	70,125	70,125	50,748	(10,844)	39,904
One 44 Capital	2/16/2022	2/16/2023	175,500	175,500	148,306	(17,471)	130,835
Coventry Enterprise	3/3/2022	3/3/2023	150,000	150,000	150,000	(11,507)	138,492
Total						Total	$1,039,038
						Remaining note principal balance	8,554,197
						Total convertible promissory notes, net	$7,515,159

Future payments of principal of convertible notes payable at March 31, 2022 are as follows:

Years ending December 31,
2022	$(8,038,572)
2023	(515,625)
2024	–
2025	-
Thereafter	–
Total	$(8,554,197)

Interest expense recorded related to the convertible notes payable for the three months ended March 31, 2022 and 2021 were $762,653 and $840,138, respectively.

The Company amortized $1,349,628 and $495,937 of the discount on the convertible notes payable to interest expense for the three months ended March 31, 2022 and 2021, respectively.

NOTE 10 – CONVERTIBLE NOTES PAYABLE

Convertible Promissory Note – Scott Hoey

On September 10, 2020, the Company entered into a note purchase agreement with Scott Hoey, pursuant to which, on same date, the Company issued a convertible promissory note to Mr. Hoey the aggregate principal amount of $7,500 for a purchase price of $7,500 (“Hoey Note”).

The Hoey Note had a maturity date of September 10, 2022 and bore interest at 8% per year. No payments of the principal amount or interest are due prior to the maturity date other than as specifically set forth in the Hoey Note, and the Company may prepay all or any portion of the principal amount and any accrued and unpaid interest at any time without penalty. Mr. Hoey had the right, until the Indebtedness is paid in full, to convert all, but only all, of the then-outstanding Indebtedness into shares of Company common stock at a conversion price of 50% of the volume weighted average of the closing price (“VWAP”) during the 20-trading day period immediately prior to the option conversion date, subject to customary adjustments for stock splits, etc. occurring after the issuance date.

On December 8, 2020, the Company issued to Mr. Hoey 10,833 shares of Company common stock upon the conversion of the $7,500 convertible promissory note issued to Mr. Hoey at a conversion price of $0.69 per share.

Since the conversion price is based on 50% of the VWAP during the 20-trading day period immediately prior to the option conversion date, the Company has determined that the conversion feature is considered a derivative liability for the Company, which is detailed in Note 12.

The balance of the Hoey Note as of December 31, 2021 and 2020 was $0 and $0, respectively.

Convertible Promissory Note – Cary Niu

On September 18, 2020, the Company entered into a note purchase agreement with Cary Niu, pursuant to which, on same date, the Company issued a convertible promissory note to Ms. Niu the aggregate principal amount of $50,000 for a purchase price of $50,000 (“Niu Note”).

The Niu Note has a maturity date of September 18, 2022 and bears interest at 8% per year. No payments of the principal amount or interest are due prior to the maturity date other than as specifically set forth in the Niu Note, and the Company may prepay all or any portion of the principal amount and any accrued and unpaid interest at any time without penalty. Ms. Niu will have the right, until the Indebtedness is paid in full, to convert all, but only all, of the then-outstanding Indebtedness into shares of Company common stock at a conversion price of 30% of the volume weighted average of the closing price during the 20-trading day period immediately prior to the option conversion date, subject to customary adjustments for stock splits, etc. occurring after the issuance date.

Since the conversion price is based on 30% of the VWAP during the 20-trading day period immediately prior to the option conversion date, the Company has determined that the conversion feature is considered a derivative liability for the Company, which is detailed in Note 12.

The balance of the Niu Note as of December 31, 2021 and 2020 was $50,000 and $50,000, respectively.

Convertible Promissory Note – Jesus Galen

On October 6, 2020, the Company entered into a note purchase agreement with Jesus Galen, pursuant to which, on same date, the Company issued a convertible promissory note to Mr. Galen the aggregate principal amount of $30,000 for a purchase price of $30,000 (“Galen Note”).

The Galen Note has a maturity date of October 6, 2022 and bears interest at 8% per year. No payments of the principal amount or interest are due prior to the maturity date other than as specifically set forth in the Galen Note, and the Company may prepay all or any portion of the principal amount and any accrued and unpaid interest at any time without penalty. Mr. Galen will have the right, until the Indebtedness is paid in full, to convert all, but only all, of the then-outstanding Indebtedness into shares of Company common stock at a conversion price of 50% of the volume weighted average of the closing price during the 20-trading day period immediately prior to the option conversion date, subject to customary adjustments for stock splits, etc. occurring after the issuance date.

Since the conversion price is based on 50% of the VWAP during the 20-trading day period immediately prior to the option conversion date, the Company has determined that the conversion feature is considered a derivative liability for the Company, which is detailed in Note 12.

The balance of the Galen Note as of December 31, 2021 and 2020 was $30,000 and $30,000, respectively.

Convertible Promissory Note – Darren Huynh

On October 6, 2020, the Company entered into a note purchase agreement with Darren Huynh, pursuant to which, on same date, the Company issued a convertible promissory note to Mr. Huynh the aggregate principal amount of $50,000 for a purchase price of $50,000 (“Huynh Note”).

The Huynh Note has a maturity date of October 6, 2022, and bears interest at 8% per year. No payments of the principal amount or interest are due prior to the maturity date other than as specifically set forth in the Huynh Note, and the Company may prepay all or any portion of the principal amount and any accrued and unpaid interest at any time without penalty. Mr. Huynh will have the right, until the Indebtedness is paid in full, to convert all, but only all, of the then-outstanding Indebtedness into shares of Company common stock at a conversion price of 50% of the volume weighted average of the closing price during the 20-trading day period immediately prior to the option conversion date, subject to customary adjustments for stock splits, etc. occurring after the issuance date.

Since the conversion price is based on 50% of the VWAP during the 20-trading day period immediately prior to the option conversion date, the Company has determined that the conversion feature is considered a derivative liability for the Company, which is detailed in Note 12.

On December 20, 2021, the Company received conversion notice to issue to Mr. Huyng 375,601 shares of Company common stock upon the conversion of the $50,000 principal of his convertible promissory note and $4,789 accrued interest at a conversion price of $0.15 per share   The shares have not been issued as of December 31, 2021 and subsequently issued in January 2022.

The balance of the Huynh Note as of December 31, 2021 and 2020 was $0 and $50,000, respectively.

Convertible Promissory Note – Wayne Wong

On October 6, 2020, the Company entered into a note purchase agreement with Wayne Wong, pursuant to which, on same date, the Company issued a convertible promissory note to Mr. Wong the aggregate principal amount of $25,000 for a purchase price of $25,000 (“Wong Note”).

The Wong Note has a maturity date of October 6, 2022, and bears interest at 8% per year. No payments of the principal amount or interest are due prior to the maturity date other than as specifically set forth in the Wong Note, and the Company may prepay all or any portion of the principal amount and any accrued and unpaid interest at any time without penalty. Mr. Wong will have the right, until the Indebtedness is paid in full, to convert all, but only all, of the then-outstanding Indebtedness into shares of Company common stock at a conversion price of 50% of the volume weighted average of the closing price during the 20-trading day period immediately prior to the option conversion date, subject to customary adjustments for stock splits, etc. occurring after the issuance date.

Since the conversion price is based on 50% of the VWAP during the 20-trading day period immediately prior to the option conversion date, the Company has determined that the conversion feature is considered a derivative liability for the Company, which is detailed in Note 12.

On November 8, 2021, the Company issued to Mr. Wong 47,478 shares of Company common stock upon the conversion of the $25,000 principal of his convertible promissory note and $2,181 accrued interest at a conversion price of $0.57 per share

The balance of the Wong Note as of December 31, 2021 and 2020 was $0 and $25,000, respectively.

Convertible Promissory Note – Matthew Singer

On January 3, 2021, the Company entered into a note purchase agreement with Matthew Singer, pursuant to which, on same date, the Company issued a convertible promissory note to Mr. Singer the aggregate principal amount of $13,000 for a purchase price of $13,000 (“Singer Note”).

The Singer Note had a maturity date of January 3, 2023, and bore interest at 8% per year. No payments of the principal amount or interest are due prior to the maturity date other than as specifically set forth in the Singer Note, and the Company may prepay all or any portion of the principal amount and any accrued and unpaid interest at any time without penalty. Mr. Singer had the right, until the Indebtedness is paid in full, to convert all, but only all, of the then-outstanding Indebtedness into shares of Company common stock at a conversion price of 70% of the volume weighted average of the closing price during the 20-trading day period immediately prior to the option conversion date, subject to customary adjustments for stock splits, etc. occurring after the issuance date.

Since the conversion price is based on 70% of the VWAP during the 20-trading day period immediately prior to the option conversion date, the Company has determined that the conversion feature is considered a derivative liability for the Company, which is detailed in Note 12.

On January 26, 2021, the Company issued to Matthew Singer 8,197 shares of Company common stock upon the conversion of the convertible promissory note issued to Mr. Singer in the principal amount of $13,000 on January 3, 2021 at a conversion price of $1.59 per share.

The balance of the Singer Note as of December 31, 2021 and 2020 was $0 and $0, respectively.

Convertible Promissory Note – ProActive Capital SPV I, LLC

On January 20, 2021, the Company entered into a securities purchase agreement (the “ProActive Capital SPA”) with ProActive Capital SPV I, LLC, a Delaware limited liability company (“ProActive Capital”), pursuant to which, on same date, the Company (i) issued a convertible promissory note to ProActive Capital the aggregate principal amount of $250,000 for a purchase price of $225,000, reflecting a $25,000 original issue discount (the “ProActive Capital Note”), and in connection therewith, sold to ProActive Capital 50,000 shares of Company Common Stock at a purchase price of $0.001 per share. In addition, at the closing of this sale, the Company reimbursed ProActive Capital the sum of $10,000 for ProActive Capital’s costs in completing the transaction, which amount ProActive Capital withheld from the total purchase price paid to the Company.

The ProActive Capital Note has a maturity date of January 20, 2022 and bears interest at 10% per year. No payments of the principal amount or interest are due prior to the maturity date other than as specifically set forth in the ProActive Capital Note, and the Company may prepay all or any portion of the principal amount and any accrued and unpaid interest at any time without penalty.

The ProActive Capital Note (and the principal amount and any accrued and unpaid interest) is convertible into shares of Company Common Stock at ProActive Capital’s election at any time following the time that the SEC qualifies the Company’s offering statement related to the Regulation A Offering, at a conversion price equal to 70% of the Regulation A Offering Price of the Company Common Stock in the Regulation A Offering, and is subject to a customary beneficial ownership limitation of 9.99%, which may be waived by ProActive Capital on 61 days’ notice to the Company. The conversion price is subject to customary adjustments for any stock splits, etc. which occur following the determination of the conversion price.

The $25,000 original issue discounts, the fair value of 50,000 shares issued, and the beneficial conversion features were recorded as debt discounts and amortized over the term of the note. Therefore, the total debt discounts at the inception date of this convertible promissory note were $217,024.

The balance of the ProActive Capital Note as of December 31, 2021 and 2020 was $250,000 and $0, respectively.

Convertible Promissory Note – GS Capital Partners #1

On January 25, 2021, the Company entered into a securities purchase agreement (the “GS Capital #1”) with GS Capital Partners, LLC (“GS Capital”), pursuant to which, on same date, the Company (i) issued a convertible promissory note to GS Capital the aggregate principal amount of $288,889 for a purchase price of $260,000, reflecting a $28,889 original issue discount (the “GS Capital Note”), and in connection therewith, sold to GS Capital 50,000 shares of Company Common Stock at a purchase price of $0.001 per share. In addition, at the closing of this sale, the Company reimbursed GS Capital the sum of $10,000 for GS Capital’s costs in completing the transaction, which amount GS Capital withheld from the total purchase price paid to the Company.

The GS Capital Note has a maturity date of January 25, 2022, and bears interest at 10% per year. No payments of the principal amount or interest are due prior to the maturity date other than as specifically set forth in the GS Capital Note, and the Company may prepay all or any portion of the principal amount and any accrued and unpaid interest at any time without penalty.

The GS Capital Note (and the principal amount and any accrued and unpaid interest) is convertible into shares of Company Common Stock at GS Capital’s election at any time following the time that the SEC qualifies the Company’s offering statement related to the Regulation A Offering, at a conversion price equal to 70% of the Regulation A Offering Price of the Company Common Stock in the Regulation A Offering, and is subject to a customary beneficial ownership limitation of 9.99%, which may be waived by GS Capital on 61 days’ notice to the Company. The conversion price is subject to customary adjustments for any stock splits, etc. which occur following the determination of the conversion price.

The $28,889 original issue discounts, the fair value of 50,000 shares issued, and the beneficial conversion features were recorded as debt discounts and amortized over the term of the note. Therefore, the total debt discounts at the inception date of this convertible promissory note were $288,889.

The entire principal balance and interest were converted into 107,301 common shares in the quarter ended June 30, 2021. The balance of the GS Capital #1 as of December 31, 2021 and December 31, 2020 was $0 and $0, respectively.    The Company signed the restructuring agreement below to return the shares for the new GS note #1, as if the initial conversion had not occurred.

Convertible Promissory Note – New GS Note #1

On November 26, 2021, the Company entered into an Amendment and Restructuring Agreement (the “Restructuring Agreement”) with GS Capital Partners, LLC to replacement GS Capital #1 as disclosed above. GS Capital sold to the Company, and the Company redeemed from GS Capital, the 107,301 Converted Shares, and in exchange therefor, the Company issued to GS Capital a new convertible promissory note in the aggregate principal amount of $300,445 (the “New GS Note #1”).

The New GS Note #1 has a maturity date of May 31, 2022 and bears interest at 10% per year. No payments of the principal amount or interest are due prior to the Maturity Date, other than as specifically set forth in the Note, and there is no prepayment penalty.

The New GS Note #1 provides GS Capital with conversion rights to convert all or any part of the outstanding and unpaid principal amount of the New Note from time to time into fully paid and non-assessable shares of the Company’s common stock, at a conversion price of $1.00, subject to adjustment as provided in the New Note and subject to a 9.99% equity blocker.

The New GS Note #1 contains customary events of default, including, but not limited to, failure to pay principal or interest on the New Note when due. If an event of default occurs and continues uncured, GS Capital may declare all or any portion of the then outstanding principal amount of the New Note, together with all accrued and unpaid interest thereon, due and payable, and the New Note will thereupon become immediately due and payable.

The balance of the New GS Note #1 as of December 31, 2021 and 2020 was $300,445 and $0, respectively.

Convertible Promissory Note – GS Capital Partners #2

On February 19, 2021, the Company entered into another securities purchase agreement with GS Capital (the “GS Capital #2”), pursuant to which, on same date, the Company issued a convertible promissory note (the “GS Capital #2 Note”) to GS Capital the aggregate principal amount of $577,778 for a purchase price of $520,000, reflecting a $57,778 original issue discount, and in connection therewith, sold to GS Capital 100,000 shares of Company’s common stock, par value $0.001 per share at a purchase price of $100, representing a per share price of $0.001 per share. In addition, at the closing of this sale, the Company reimbursed GS Capital the sum of $10,000 for GS Capital’s costs in completing the transaction, which amount GS Capital withheld from the total purchase price paid to the Company.

The GS Capital #2 Note has a maturity date of February 19, 2022 and bears interest at 10% per year. No payments of the principal amount or interest are due prior to the maturity date other than as specifically set forth in the GS Capital #2 Note, and the Company may prepay all or any portion of the principal amount and any accrued and unpaid interest at any time without penalty.

The GS Capital #2 Note (and the principal amount and any accrued and unpaid interest) is convertible into shares of the Company Common Stock at GS Capital’s election at any time following the time that the Securities and Exchange Commission (“SEC”) qualifies the Company’s offering statement related to the Company’s planned offering of Company Common Stock pursuant to Regulation A under the Securities Act of 1933, as amended (the “Regulation A Offering”). At such time, the GS Capital #2 Note (and the principal amount and any accrued and unpaid interest) will be convertible at a conversion price equal to 70% of the initial offering price of the Company Common Stock in the Regulation A Offering, subject to a customary beneficial ownership limitation of 9.99%, which may be waived by GS Capital on 61 days’ notice to the Company. The conversion price is subject to customary adjustments for any stock splits, etc. which occur following the determination of the conversion price.

The $57,778 original issue discounts, the fair value of 100,000 shares issued, and the beneficial conversion features were recorded as debt discounts and amortized over the term of the note. Therefore, the total debt discounts at the inception date of this convertible promissory note were $577,778.

GS Capital converted $96,484 and $3,515 accrued interest in the quarter ended June 30, 2021.The balance of the GS Capital #2 Note as of September 30, 2021 and December 31, 2020 was $481,294 and $0, respectively. The shares have not been issued as of September 30, 2021.

On November 26, 2021, the Company entered into an Amendment and Restructuring Agreement (the “Restructuring Agreement”) with GS Capital Partners, LLC to cancel the conversion exercised in the quarter ended June 30, 2021. The balance of the GS Capital #2 Note as of December 31, 2021 and 2020 was $577,778 and $0, respectively.

Convertible Promissory Note – GS Capital Partners #3

On March 16, 2021, the Company entered into another securities purchase agreement with GS Capital (the “GS Capital #3”), pursuant to which, on same date, the Company issued a convertible promissory note (the “GS Capital #3 Note”) to GS Capital the aggregate principal amount of $577,778 for a purchase price of $520,000, reflecting a $57,778 original issue discount, and in connection therewith, sold to GS Capital 100,000 shares of Company’s common stock, par value $0.001 per share at a purchase price of $100, representing a per share price of $0.001 per share. In addition, at the closing of this sale, the Company reimbursed GS Capital the sum of $10,000 for GS Capital’s costs in completing the transaction, which amount GS Capital withheld from the total purchase price paid to the Company.

The GS Capital #3 Note has a maturity date of March 22, 2022 and bears interest at 10% per year. No payments of the principal amount or interest are due prior to the maturity date other than as specifically set forth in the GS Capital #3 Note, and the Company may prepay all or any portion of the principal amount and any accrued and unpaid interest at any time without penalty.

The GS Capital #3 Note (and the principal amount and any accrued and unpaid interest) is convertible into shares of the Company Common Stock at GS Capital’s election at any time following the time that the SEC qualifies the Company’s offering statement related to the Company’s planned Regulation A Offering. At such time, the GS Capital #3 Note (and the principal amount and any accrued and unpaid interest) will be convertible at a conversion price equal to 70% of the initial offering price of the Company Common Stock in the Regulation A Offering, subject to a customary beneficial ownership limitation of 9.99%, which may be waived by GS Capital on 61 days’ notice to the Company. The conversion price is subject to customary adjustments for any stock splits, etc. which occur following the determination of the conversion price.

The $57,778 original issue discounts, the fair value of 100,000 shares issued, and the beneficial conversion features were recorded as debt discounts and amortized over the term of the note. Therefore, the total debt discounts at the inception date of this convertible promissory note were $577,778.

The balance of the GS Capital #3 Note as of December 31, 2021 and 2020 was $577,778 and $0, respectively.

Convertible Promissory Note – GS Capital Partners #4

On April 1, 2021, the Company entered into another securities purchase agreement with GS Capital (the “GS Capital #4”), pursuant to which, on same date, the Company issued a convertible promissory note to GS Capital the aggregate principal amount of $550,000 for a purchase price of $500,000, reflecting a $50,000 original issue discount, and in connection therewith, sold to GS Capital 45,000 shares of Company’s common stock, par value $0.001 per share at a purchase price of $45, representing a per share price of $0.001 per share. In addition, at the closing of this sale, the Company reimbursed GS Capital the sum of $10,000 for GS Capital’s costs in completing the transaction, which amount GS Capital withheld from the total purchase price paid to the Company.

The GS Capital Note #4 has a maturity date of April 1, 2022 and bears interest at 10% per year. No payments of the principal amount or interest are due prior to the maturity date other than as specifically set forth in the GS Capital Note #4, and the Company may prepay all or any portion of the principal amount and any accrued and unpaid interest at any time without penalty.

The GS Capital Note #4 (and the principal amount and any accrued and unpaid interest) is convertible into shares of the Company Common Stock at GS Capital’s election at any time following the time that the SEC qualifies the Company’s offering statement related to the Company’s planned Regulation A Offering. At such time, the GS Capital Note #4 (and the principal amount and any accrued and unpaid interest) will be convertible at a conversion price equal to 70% of the initial offering price of the Company Common Stock in the Regulation A Offering, subject to a customary beneficial ownership limitation of 9.99%, which may be waived by GS Capital on 61 days’ notice to the Company. The conversion price is subject to customary adjustments for any stock splits, etc. which occur following the determination of the conversion price.

The $50,000 original issue discounts, the fair value of 45,000 shares issued, and the beneficial conversion features were recorded as debt discounts and amortized over the term of the note. Therefore, the total debt discount at the inception date of this convertible promissory note were recorded at $550,000.

The balance of the GS Capital Note #4 as of December 31, 2021 and 2020 were $550,000 and $0, respectively.

Convertible Promissory Note – GS Capital Partners #5

On April 29, 2021, Clubhouse Media Group, Inc. (the “Company”) entered into a securities purchase agreement (the “Securities Purchase Agreement”) with GS Capital, pursuant to which, on same date, the Company issued a convertible promissory note to GS Capital in the aggregate principal amount of $550,000 for a purchase price of $500,000, reflecting a $50,000 original issue discount (the “GS Capital Note #5”) and, in connection therewith, sold to GS Capital 125,000 shares of the Company’s common stock, par value $0.001 per share, at a purchase price of $125, representing a per share price of $0.001 per share. In addition, at the closing of this sale, the Company reimbursed GS Capital the sum of $5,000 for GS Capital’s costs in completing the transaction, which amount GS Capital withheld from the total purchase price paid to the Company.

The April 2021 GS Capital Note #5 has a maturity date of April 29, 2022 and bears interest at 10% per year. No payments of the principal amount or interest are due prior to the maturity date other than as specifically set forth in the GS Capital Note #5, and the Company may prepay all or any portion of the principal amount and any accrued and unpaid interest at any time without penalty.

The GS Capital Note #5 (and the principal amount and any accrued and unpaid interest) is convertible into shares of the Company’s Common Stock at GS Capital’s election at any time following the time that the SEC qualifies the Company’s offering statement related to the Company’s planned Regulation A Offering. At such time, the GS Capital Note #5 (and the principal amount and any accrued and unpaid interest) will be convertible at a conversion price equal to 70% of the initial offering price of the Company Common Stock in the Regulation A Offering, subject to a customary beneficial ownership limitation of 9.99%, which may be waived by GS Capital on 61 days’ notice to the Company. The conversion price is subject to customary adjustments for any stock splits, etc. which occur following the determination of the conversion price.

The $50,000 original issue discounts, the fair value of 125,000 shares issued, and the beneficial conversion features were recorded as debt discounts and amortized over the term of the note. Therefore, the total debt discount at the inception date of this convertible promissory note were recorded at $550,000.

The balance of the GS Capital Note #5 as of December 31, 2021 and   2020 was $550,000 and $0, respectively.

Convertible Promissory Note – GS Capital Partners #6

On June 3, 2021, Clubhouse Media Group, Inc. (the “Company”) entered into a securities purchase agreement (the “Securities Purchase Agreement”) with GS Capital, pursuant to which, on same date, the Company issued a convertible promissory note to GS Capital in the aggregate principal amount of $550,000 for a purchase price of $500,000, reflecting a $50,000 original issue discount (the “GS Capital Note #6”) and, in connection therewith, sold to GS Capital 85,000 shares of the Company’s Common Stock at a purchase price of $85, representing a per share price of $0.001 per share. In addition, at the closing of this sale, the Company reimbursed GS Capital the sum of $5,000 for GS Capital’s costs in completing the transaction, which amount GS Capital withheld from the total purchase price paid to the Company.

The GS Capital Note #6 has a maturity date of June 3, 2022 and bears interest at 10% per year. No payments of the principal amount or interest are due prior to the maturity date other than as specifically set forth in the GS Capital Note #6, and the Company may prepay all or any portion of the principal amount and any accrued and unpaid interest at any time without penalty.

The GS Capital Note #6 (and the principal amount and any accrued and unpaid interest) is convertible into shares of the Company’s Common Stock at GS Capital’s election at any time following the time that the SEC qualifies the Company’s offering statement related to the Company’s planned Regulation A Offering. At such time, the GS Capital Note #6 (and the principal amount and any accrued and unpaid interest) will be convertible at a conversion price equal to 70% of the initial offering price of the Company Common Stock in the Regulation A Offering, subject to a customary beneficial ownership limitation of 9.99%, which may be waived by GS Capital on 61 days’ notice to the Company. The conversion price is subject to customary adjustments for any stock splits, etc. which occur following the determination of the conversion price.

The $50,000 original issue discounts, the fair value of 85,000 shares issued, and the beneficial conversion features were recorded as debt discounts and amortized over the term of the note. Therefore, the total debt discount at the inception date of this convertible promissory note were recorded at $550,000.

The balance of the GS Capital Note #6 as of December 31, 2021 and 2020 was $550,000 and $0, respectively.

Convertible Promissory Note – Tiger Trout Capital Puerto Rico

On January 29, 2021, the Company entered into a securities purchase agreement (the “Tiger Trout SPA”) with Tiger Trout Capital Puerto Rico, LLC, a Puerto Rico limited liability company (“Tiger Trout”), pursuant to which, on same, date, the Company (i) issued a convertible promissory note in the aggregate principal amount of $1,540,000 for a purchase price of $1,100,000, reflecting a $440,000 original issue discount (the “Tiger Trout Note”), and (ii) sold to Tiger Trout 220,000 shares Company common stock for a purchase price of $220.00.

The Tiger Trout Note has a maturity date of January 29, 2022, and bears interest at 10% per year. No payments of the principal amount or interest are due prior to the maturity date other than as specifically set forth in the Tiger Trout Note, and the Company may prepay all or any portion of the principal amount and any accrued and unpaid interest at any time without penalty, provided however, that if the Company does not pay the principal amount and any accrued and unpaid interest by July 2, 2021, an additional $50,000 is required to be paid to Tiger Trout at the time the Tiger Trout Note is repaid, if the Company repays the Tiger Trout Note prior to its maturity date.

If the principal amount and any accrued and unpaid interest under the Tiger Trout Note has not been repaid on or before the maturity date, that will be an event of default under the Tiger Trout Note. If an event of default has occurred and is continuing, Tiger Trout may declare all or any portion of the then-outstanding principal amount and any accrued and unpaid interest under the Tiger Trout Note (the “Indebtedness”) due and payable, and the Indebtedness will become immediately due and payable in cash by the Company. Further, Tiger Trout will have the right, until the Indebtedness is paid in full, to convert all, but only all, of the then-outstanding Indebtedness into shares of Company common stock at a conversion price of $0.50 per share, subject to customary adjustments for stock splits, etc. occurring after the issuance date. The Tiger Trout Note contains a customary beneficial ownership limitation of 9.99%, which may be waived by Tiger Trout on 61 days’ notice to the Company.

The $440,000 original issue discounts, the fair value of 220,000 shares issued, and the beneficial conversion features were recorded as debt discounts and amortized over the term of the note. Therefore, the total debt discounts at the inception date of this convertible promissory note were $1,540,000.

The balance of the Tiger Trout Note as of December 31, 2021 and December 31, 2020 was $1,590,000 and $0, respectively.

Convertible Promissory Note – Eagle Equities LLC

On April 13, 2021, the Company entered into a securities purchase agreement (the “Eagle SPA”) with Eagle Equities LLC (“Eagle Equities”), pursuant to which, on same date, the Company issued a convertible promissory note to Eagle Equities in the aggregate principal amount of $1,100,000 for a purchase price of $1,000,000, reflecting a $100,000 original issue discount (the “Eagle Equities Note”), and, in connection therewith, sold to Eagle Equities 165,000 shares of Company Common Stock at a purchase price of $165.00, representing a per share price of $0.001 per share. In addition, at the closing of this sale, the Company reimbursed Eagle Equities the sum of $10,000 for Eagle Equities’ costs in completing the transaction, which amount Eagle Equities withheld from the total purchase price paid to the Company.

The Eagle Equities Note has a maturity date of April 13, 2022 and bears interest at 10% per year. No payments of the principal amount or interest are due prior to the maturity date other than upon the circumstances set forth in the Eagle Equities Note – specifically, if (i) the SEC qualifies the Company’s offering statement related to the Company’s planned offering of Company Common Stock pursuant to Regulation A under the Securities Act of 1933, as amended; and (ii) the Company receives $3,500,000 in net proceeds from such Regulation A Offering, then Company must repay the principal amount and any accrued and unpaid interest on the Eagle Equities Note within three (3) business days from the date of such occurrence. The Company may prepay all or any portion of the principal amount and any accrued and unpaid interest at any time without penalty.

The Eagle Equities Note (and the principal amount and any accrued and unpaid interest) is convertible into shares of the Company Common Stock at Eagle Equities’ election at any time following the time that the SEC qualifies the Company’s offering statement related to the Company’s planned offering of Company Common Stock pursuant to Regulation A under the Securities Act of 1933, as amended. At such time, the Eagle Equities Note (and the principal amount and any accrued and unpaid interest) will be convertible in restricted shares of Company Common Stock at a conversion price equal to 70% of the initial offering price of the Company Common Stock in the Regulation A Offering, subject to a customary beneficial ownership limitation of 9.99%, which may be waived by Eagle Equities on 61 days’ notice to the Company. The conversion price is subject to customary adjustments for any stock splits, etc. which occur following the determination of the conversion price. Alternatively, if the SEC has not qualified the Company’s offering statement related to the Company’s planned offering of Company Common Stock pursuant to Regulation A under the Securities Act of 1933 by October 10, 2021, and Eagle Equities Note has not yet been fully repaid, then Eagle Equities will have the right to convert the Eagle Equities Note (and the principal amount and any accrued and unpaid interest) into restricted shares of Company Common Stock at a conversion price of $6.50 per share (subject to customary adjustments for any stock splits, etc. which occur following the April 13, 2021).

The $100,000 original issue discounts, the fair value of 165,000 shares issued, and the beneficial conversion features were recorded as debt discounts and amortized over the term of the note. Therefore, the total debt discount at the inception date of this convertible promissory note were recorded at $1,100,000.

The balance of the Eagle Equities Note as of December 31, 2021 and 2020 was $1,100,000 and $0, respectively.

Convertible Promissory Note – Labrys Fund, LP

On March 11, 2021, the Company entered into a securities purchase agreement (the “Labrys SPA”) with Labrys Fund, LP (“Labrys”), pursuant to which the Company issued a 10% promissory note (the “Labrys Note”) with a maturity date of March 11, 2022 (the “Labrys Maturity Date”), in the principal sum of $1,000,000. In addition, the Company issued 125,000 shares of its common stock to Labrys as a commitment fee pursuant to the Labrys SPA. Pursuant to the terms of the Labrys Note, the Company agreed to pay to $1,000,000 (the “Principal Sum”) to Labrys and to pay interest on the principal balance at the rate of 10% per annum. The Labrys Note carries an original issue discount (“OID”) of $100,000. Accordingly, on the Closing Date (as defined in the Labrys SPA), Labrys paid the purchase price of $900,000 in exchange for the Labrys Note. Labrys may convert the Labrys Note into the Company’s common stock (subject to the beneficial ownership limitations of 4.99% in the Labrys Note) at any time at a conversion price equal to $10.00 per share.

The Company may prepay the Labrys Note at any time prior to the date that an Event of Default (as defined in the Labrys Note) occurs at an amount equal to 100% of the Principal Sum then outstanding plus accrued and unpaid interest (no prepayment premium) plus $750.00 for administrative fees. The Labrys Note contains customary events of default relating to, among other things, payment defaults, breach of representations and warranties, and breach of provisions of the Labrys Note or Labrys SPA.

Upon the occurrence of any Event of Default, the Labrys Note shall become immediately due and payable and the Company shall pay to Labrys, in full satisfaction of its obligations hereunder, an amount equal to the Principal Sum then outstanding plus accrued interest multiplied by 125% (the “Default Amount”). Upon the occurrence of an Event of Default, additional interest will accrue from the date of the Event of Default at the rate equal to the lower of 16% per annum or the highest rate permitted by law.

The $100,000 original issue discounts, the fair value of 125,000 shares issued, and the beneficial conversion features were recorded as debt discounts and amortized over the term of the note. Therefore, the total debt discounts at the inception date of this convertible promissory note were $1,000,000.

For the nine months ended September 30, 2021, the Company paid $455,000 cash to reduce the balance of the convertible promissory note from Labrys Fund, LP. The balance of the Labrys Note as of December 31, 2021 and 2020 was $545,000 and $0, respectively.

Convertible Promissory Note – Chris Etherington

On August 27, 2021, the Company entered into a note purchase agreement (the “Chris Etherington Note Purchase Agreement”) with Chris Etherington, an individual (“Chris Etherington”), with an effective date of August 26, 2021, pursuant to which, on same date, the Company issued a convertible promissory note to Chris Etherington in the aggregate principal amount of $165,000 for a purchase price of $150,000, reflecting a $15,000 original issue discount (the “Chris Etherington Note”) and, in connection therewith, issued to Chris Etherington a Warrant to purchase 37,500 shares of the Company’s common stock, par value $0.001 per share (the “Company Common Stock”) at an exercise price of $2.00 per share, subject to adjustment (the “Chris Etherington Warrant”). In addition, in connection with the Chris Etherington Note Purchase Agreement, the Company entered into a Security Agreement on same date with Chris Etherington, pursuant to which the Company’s obligations under the Chris Etherington Note were secured by a first priority lien and security interest on all of the assets of the Company (the “Chris Etherington Security Agreement”). While each of the Chris Etherington Warrant, Security Agreement, Note, and Note Purchase Agreement have an effective date and/or effective issue date of August 26, 2021, each was entered into and/or issued on August 27, 2021.

The Chris Etherington Note has a maturity date of August 26, 2022 and bears interest at 10% per year. No payments of the principal amount or interest are due prior to the maturity date other than as specifically set forth in the GS Capital Note #6, and the Company may prepay all or any portion of the principal amount and any accrued and unpaid interest at any time without penalty.

The Chris Etherington Note (and the principal amount and any accrued and unpaid interest) is convertible into shares of Company Common Stock at any time following August 26, 2021 until the note is repaid. The conversion price per share of Common Stock shall initially mean the lesser of (i) $1.00 or (ii) 75% of the lowest daily volume weighted average price of the Common Stock during the twenty (20) Trading Days (as defined in the Chris Etherington Note) immediately preceding the date of the respective conversion. The conversion price is subject to customary adjustments for any stock splits, etc. which occur following the determination of the conversion price.

Since the conversion price is based on the lesser of (i) $1.00 or (ii) 75% of the VWAP during the 20-trading day period immediately prior to the option conversion date, the Company has determined that the conversion feature is considered a derivative liability for the Company, which is detailed in Note 12.

The $15,000 original issue discounts, the fair value of 37,500 warrants issued, and the conversion features were recorded as debt discounts and amortized over the term of the note. Therefore, the total debt discount at the inception date of this convertible promissory note were recorded at $165,000. For the excess amount of derivative liability, the Company recorded accretion expense of $160,538 at the inception date of this note.

The balance of the Chris Etherington Note as of December 31, 2021 and 2020 was $165,000 and $0, respectively.

Convertible Promissory Note – Rui Wu

On August 27, 2021, the Company entered into a note purchase agreement (the “Rui Wu Note Purchase Agreement”) with Rui Wu, an individual (“Rui Wu”), with an effective date of August 26, 2021, pursuant to which, on same date, the Company issued a convertible promissory note to Rui Wu in the aggregate principal amount of $550,000 for a purchase price of $500,000, reflecting a $50,000 original issue discount (the “Rui Wu Note”) and, in connection therewith, issued to Rui Wu a Warrant to purchase 125,000 shares of the Company’s common stock, par value $0.001 per share (the “Company Common Stock”) at an exercise price of $2.00 per share, subject to adjustment (the “Rui Wu Warrant”). In addition, in connection with the Rui Wu Note Purchase Agreement, the Company entered into a Security Agreement on same date with Rui Wu, pursuant to which the Company’s obligations under the Rui Wu Note were secured by a first priority lien and security interest on all of the assets of the Company (the “Rui Wui Security Agreement”). While each of the Rui Wu Warrant, Security Agreement, Note, and Note Purchase Agreement have an effective date and/or effective issue date of August 26, 2021, each was entered into and/or issued on August 27, 2021.

The Rui Wu Note has a maturity date of August 26, 2022 and bears interest at 10% per year. No payments of the principal amount or interest are due prior to the maturity date other than as specifically set forth in the Rui Wu Note, and the Company may prepay all or any portion of the principal amount and any accrued and unpaid interest at any time without penalty.

The Rui Wu Note (and the principal amount and any accrued and unpaid interest) is convertible into shares of Company Common Stock at any time following August 26, 2021 until the note is repaid. The conversion price per share of Common Stock shall initially mean the lesser of (i) $1.00 or (ii) 75% of the lowest daily volume weighted average price of the Common Stock during the twenty (20) Trading Days (as defined in the Rui Wu Note) immediately preceding the date of the respective conversion. The conversion price is subject to customary adjustments for any stock splits, etc. which occur following the determination of the conversion price.

If an event of default has occurred and is continuing, Rui Wu may declare all or any portion of the then-outstanding principal amount of the Rui Wu Note, together with all accrued and unpaid interest thereon, due and payable, and the Rui Wu Note shall thereupon become immediately due and payable in cash and Rui Wu will also have the right to pursue any other remedies that Rui Wu may have under applicable law. In the event that any amount due under the Rui Wu Note is not paid as and when due, such amounts shall accrue interest at the rate of 18% per year, simple interest, non-compounding, until paid.

Since the conversion price is based on the lesser of (i) $1.00 or (ii) 75% of the VWAP during the 20-trading day period immediately prior to the option conversion date, the Company has determined that the conversion feature is considered a derivative liability for the Company, which is detailed in Note 12.

The $50,000 original issue discounts, the fair value of 125,000 warrants issued, and the conversion features were recorded as debt discounts and amortized over the term of the note. Therefore, the total debt discount at the inception date of this convertible promissory note were recorded at $550,000. For the excess amount of derivative liability, the Company recorded accretion expense of $514,850 at the inception date of this note.

The balance of the Riu Wu Note as of December 31, 2021 and 2020 was $550,000 and $0, respectively.

Convertible Promissory Note – Sixth Street Lending #1

On November 18, 2021, the Company entered into a securities purchase agreement (the “Sixth Street #1 Securities Purchase Agreement”) with Sixth Street Lending LLC (“Sixth Street”), pursuant to which, on the same date, the Company issued a convertible promissory note to Sixth Street in the aggregate principal amount of $224,000 for a purchase price of $203,750, reflecting a $20,250 original issue discount (the “Sixth Street #1 Note”). At closing, the Company reimbursed Sixth Street the sum of $3,750 for Sixth Street’s costs in completing the transaction.

The Sixth Street #1 Note has a maturity date of November 18, 2022 and bears interest at 10% per year. No payments of the principal amount or interest are due prior to the Maturity Date, other than as specifically set forth in the Note. The Company may not prepay the Note prior to the Maturity Date, other than by way of a conversion initiated by Sixth Street.

The Sixth Street #1 Note provides Sixth Street with conversion rights to convert all or any part of the outstanding and unpaid principal amount of the Note from time to time into fully paid and non-assessable shares of the Company’s Common Stock, par value $0.001 (“Common Stock”). Conversion rights are exercisable at any time during the period beginning on May 17, 2022 (180 days from when the Note was issued) and ending on the later of (i) the Maturity Date and (ii) the date of payment of the amounts due upon an uncured event of default. Any principal that Sixth Street elects to convert will convert at the Conversion Price, which is a Common Stock per share price equal to the lesser of a Variable Conversion Price and $1.00. The Variable Conversion Price is 75% of the Market Price, which is the lowest dollar volume-weighted average sale price (“VWAP”) during the 20-trading day period ending on the trading day immediately preceding the conversion date. VWAP is based on trading prices on the principal market for Company Common Stock or, if none, OTC. Currently, the Common Stock trades OTC. In no event is Sixth Street entitle to convert any portion of the Sixth Street #1 Note upon which conversion Sixth Street and its affiliates would beneficially own more than 4.99% of the outstanding shares of Company Common Stock.

The Sixth Street #1 Note contains customary events of default, including, but not limited to: (1) failure to pay principal or interest on the Note when due; (2) failure to issue and transfer Common Stock upon exercise of Sixth Street of its conversion rights; (3) an uncured breach of any of the Company’s other material obligations contained in the Note; and (4) the Company’s breach of any representation or warranty in the Securities Purchase Agreement or other related agreements.

If an event of default occurs and continues uncured, the Sixth Street #1 Note becomes immediately due and payable. If an event of default occurs because the Company fails to issue shares of Common Stock to Sixth Street within three business days of receiving a notice of conversion from Sixth Street, the Company shall pay an amount equal to 200% of the Default Amount (defined below) in full satisfaction of the Company’s obligations under the Note. If an event of default occurs for any other reason that continues uncured (except in the case of appointment of a receiver, bankruptcy, liquidation, or a similar default), the Company shall pay an amount equal to 150% of the Default Amount (defined below) in full satisfaction of the Company’s obligations under the Sixth Street #1 Note.

The “Default Amount” is equal to the sum of (a) accrued and unpaid interest on the principal amount of the Note to the date of payment plus (b) default interest, which is calculated based on a rate of 22% per year (inclusive of the 10% interest per year that would be due absent an event of default), plus (c) certain other amounts that may be owed under the Note.

Since the conversion price is based on the lesser of (i) $1.00 or (ii) 75% of the VWAP during the 20-trading day period immediately prior to the option conversion date, the Company has determined that the conversion feature is considered a derivative liability for the Company, which is detailed in Note 12.

The $20,250 original issue discounts, the $3,750 reimbursement, and the conversion features were recorded as debt discounts and amortized over the term of the note. Therefore, the total debt discount at the inception date of this convertible promissory note were recorded at $173,894.

The balance of the Sixth Street #1 note as of December 31, 2021 and 2020 was $224,000 and $0, respectively.

Convertible Promissory Note – Sixth Street Lending #2

On December 9, 2021, the Company entered into a Securities Purchase Agreement, (the “Sixth Street #2 purchase agreement”) dated December 9, 2021, by and between the Company and Sixth Street Lending LLC (the “Buyer”). Pursuant to the terms of the SPA, the Company agreed to issue and sell, and the Buyer agreed to purchase (the “Purchase”), a convertible note in the aggregate principal amount of $93,500 (the “Sixth Street #2 Note”). The Sixth Street #2 Note has an original issue discount of $8,500, resulting in gross proceeds to the Company of $85,000.

The Sixth Street #2 Note bears interest at a rate of 10% per annum and matures on December 9, 2022. Any amount of principal or interest on the Note which is not paid when due will bear interest at a rate of 22% per annum. The Note may not be prepaid in whole or in part except as provided in the Note by way of conversion at the option of the Buyer.

The Buyer has the right from time to time, and at any time during the period beginning on the date that is 180 days following December 9, 2021 and ending on the later of (i) December 9, 2022, and (ii) the date of payment of the Default Amount (as defined in the Note), to convert all or any part of the outstanding and unpaid principal amount of the Note into common stock, subject to a 4.99% equity blocker.

The conversion price of the Sixth Street #2 Note equals the lesser of the Variable Conversion Price (as hereinafter defined) and $1.00. The “Variable Conversion Price” means 75% multiplied by the lowest VWAP (as defined in the Note) for the Company’s common stock during the 20 trading date period ending on the latest complete trading day prior to the conversion date.

Since the conversion price is based on the lesser of (i) $1.00 or (ii) 75% of the VWAP during the 20-trading day period immediately prior to the option conversion date, the Company has determined that the conversion feature is considered a derivative liability for the Company, which is detailed in Note 12.

The $8,500 original issue discounts, the $3,750 reimbursement, and the conversion features were recorded as debt discounts and amortized over the term of the note. Therefore, the total debt discount at the inception date of this convertible promissory note were recorded at $79,118.

The balance of the Sixth Street #2 note as of December 31, 2021 and 2020 was $93,500 and $0, respectively.

Below is the summary of the principal balance and debt discounts as of December 31, 2021.

Convertible Promissory Note Holder	Start Date	End Date	Initial Note Principal Balance	Debt Discounts As of Issuance	Amortization	Debt Discounts As of December 31, 2021
Scott Hoey	9/10/2020	9/10/2022	7,500	7,500	(7,500)	-
Cary Niu	9/18/2020	9/18/2022	50,000	50,000	(32,123)	17,877
Jesus Galen	10/6/2020	10/6/2022	30,000	30,000	(18,535)	11,465
Darren Huynh	10/6/2020	10/6/2022	50,000	50,000	(50,000)	-
Wayne Wong	10/6/2020	10/6/2022	25,000	25,000	(25,000)	-
Matt Singer	1/3/2021	1/3/2023	13,000	13,000	(13,000)	-
ProActive Capital	1/20/2021	1/20/2022	250,000	217,024	(205,132)	11,892
GS Capital #1	1/25/2021	1/25/2022	288,889	288,889	(288,889)	-
GS Capital #1 replacement	11/26/2021	5/31/2022	300,445	-	-	-
Tiger Trout SPA	1/29/2021	1/29/2022	1,540,000	1,540,000	(1,417,644)	122,356
GS Capital #2	2/16/2021	2/16/2022	577,778	577,778	(560,486)	17,292
Labrys Fund, LLP	3/11/2021	3/11/2022	1,000,000	1,000,000	(863,750)	136,250
GS Capital #3	3/16/2021	3/16/2022	577,778	577,778	(459,056)	118,722
GS Capital #4	4/1/2021	4/1/2022	550,000	550,000	(412,877)	137,123
Eagle Equities LLC	4/13/2021	4/13/2022	1,100,000	1,100,000	(789,589)	310,411
GS Capital #5	4/29/2021	4/29/2022	550,000	550,000	(417,397)	132,603
GS Capital #6	6/3/2021	6/3/2022	550,000	550,000	(317,945)	232,055
Chris Etherington	8/26/2021	8/26/2022	165,000	165,000	(57,411)	107,589
Rui Wu	8/26/2021	8/26/2022	550,000	550,000	(191,370)	358,630
Sixth Street Lending #1	11/28/2021	11/28/2022	224,000	173,894	(20,486)	153,408
Sixth Street Lending #2	12/9/2021	12/9/2022	93,500	79,118	(4,769)	74,349
Total					Total	1,942,022
					Remaining note principal balance	7,703,501
					Total convertible promissory notes, net	$5,761,479

Future payments of principal of convertible notes payable at December 31, 2021 are as follows:

Years ending December 31,
2021	$-
2022	7,703,501
2023	–
2024	–
2025	-
Thereafter	–
Total	$7,703,501

Interest expense recorded related to the convertible notes payable for the year ended December 31, 2021 and for the period from January 2, 2020 (inception) to  December 31, 2020 were $530,433 and $2,711, respectively.

The Company amortized $5,932,883 and $26,993 of the discount on the convertible notes payable to interest expense for the year ended December 31, 2021 and for the period from January 2, 2020 (inception) to December 31, 2020, respectively.